    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 23, 1999

                                                     REGISTRATION NOS.:  2-71560
                                                                        811-3159

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                       PRE-EFFECTIVE AMENDMENT NO. _____                     / /
                        POST-EFFECTIVE AMENDMENT NO. 22                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 23                             /X/

                              -------------------

                           ACTIVE ASSETS MONEY TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 X    immediately upon filing pursuant to paragraph (b)
---
      on (date) pursuant to paragraph (b)
---
      60 days after filing pursuant to paragraph (a)
---
      on (date) pursuant to paragraph (a) of rule 485
---

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    PROSPECTUS - AUGUST 23, 1999



ACTIVE ASSETS

                                                                     MONEY TRUST
                                                                  TAX-FREE TRUST
                                                                      CALIFORNIA
                                                                  TAX-FREE TRUST
                                                                      GOVERNMENT
                                                                      SECURITIES
                                                                           TRUST

                                 [COVER PHOTO]

           FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE ASSETS ACCOUNT-Registered Trademark- FINANCIAL SERVICE PROGRAM
   AND TO OTHER  INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH DEAN WITTER REYNOLDS

                 FOR INFORMATION ON THE ACTIVE ASSETS PROGRAM, READ THE ENCLOSED "CLIENT ACCOUNT AGREEMENT" AND/OR CALL TOLL FREE (800) 869-3326
                             OR IF YOU ARE IN NEW YORK CITY CALL (212) 392-5000.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


Eligible
Investors/Overview        ......................................................                   1

The Funds
    Active Assets Money
     Trust                Investment Objectives.................................                   2
                          Principal Investment Strategies.......................                   2
                          Principal Risks.......................................                   3
                          Past Performance......................................                   4
                          Fees and Expenses.....................................                   5
    Active Assets
     Tax-Free Trust       Investment Objective..................................                   6
                          Principal Investment Strategies.......................                   6
                          Principal Risks.......................................                   7
                          Past Performance......................................                   8
                          Fees and Expenses.....................................                   9
    Active Assets
     California
     Tax-Free Trust       Investment Objective..................................                  10
                          Principal Investment Strategies.......................                  10
                          Principal Risks.......................................                  11
                          Past Performance......................................                  12
                          Fees and Expenses.....................................                  13
    Active Assets
     Government
     Securities Trust     Investment Objectives.................................                  14
                          Principal Investment Strategies.......................                  14
                          Principal Risks.......................................                  15
                          Past Performance......................................                  16
                          Fees and Expenses.....................................                  17

Fund Management           ......................................................                  18

Shareholder Information   Pricing Fund Shares...................................                  19
                          How Are Fund Investments Made?........................                  19
                          How Are Fund Shares Sold?.............................                  20
                          Distributions.........................................                  22
                          Tax Consequences......................................                  23

The Funds' Financial
Information               ......................................................                  24

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

ELIGIBLE INVESTORS/OVERVIEW

           Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a Fund) are four separate money market funds offered exclusively to: (i) participants in Dean Witter Reynolds' Active Assets Account-Registered Trademark- Financial Service Program (the Active Assets Program); and (ii) other investors that have a brokerage account with Dean Witter Reynolds. (Dean Witter Reynolds is affiliated with Morgan Stanley Dean Witter Advisors Inc., the Funds' Investment Manager.)

           The Active Assets Program offers its participants (Participants) a Dean Witter brokerage account (an Active Assets Account) that is linked to the Funds, a federally insured bank account, a Visa-Registered Trademark- debit card and a checking account. Both the debit card and the checkwriting privileges are offered through Bank One, Columbus, N.A. The annual fee presently charged for participating in the Active Assets Program is $80 ($100 for businesses). At any time, Dean Witter may change the annual fee charged and the services provided under the Program. For details on the Active Assets Program please read the enclosed Client Account Agreement carefully.

           For details on how investments are made in the Funds, see "How Are Fund Investments Made?" on p. 19.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]


THE FUNDS
ACTIVE ASSETS MONEY TRUST


[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                            The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market instruments:

-  Commercial paper.
-  Corporate obligations.
- Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.
- Certificates of deposit of savings banks and savings and loan associations.
- Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities.
- Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------


           There is no assurance that the Fund will achieve its investment objectives.


           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.


           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


           YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

           In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A COMPARABLE MEASURE OF MARKET PERFORMANCE OVER TIME.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.04%
90             7.99%
91             5.77%
92             3.47%
93             2.80%
94             3.87%
95             5.72%
96             5.19%
97             5.32%
98             5.28%


             During the periods shown in the bar chart, the highest return for a calendar quarter was 2.33% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.67% (quarter ended June 30, 1993). Year-to-date total return information as of June 30, 1999 was 2.28%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Active Assets Money Trust              5.28%         5.07%           5.43%
-------------------------------------------------------------------------------
 Lipper Money Market Fund Index(1)      5.10%         4.90%           5.32%
-------------------------------------------------------------------------------



1 The Lipper Money Market Fund Index is an equally-weighted performance index of the largest qualifying (based on net assets) in the Lipper Money Market Funds Objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1999.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees.


 ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 Management fee                                                 0.27%
-----------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
-----------------------------------------------------------------------
 Other expenses                                                 0.06%
-----------------------------------------------------------------------
 Total annual Fund operating expenses                           0.43%
-----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


 1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------
    $44         $138         $241         $542
--------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS TAX-FREE TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                            The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.


                            The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.



           The Fund may invest up to 20% of its total assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------


           There is no assurance that the Fund will achieve its investment objective.


           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


           The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.


           YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

           In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Governmental data processing errors also may result in overall economic uncertainties. Individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Fund's investments may be adversely affected.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER A 10-YEAR PERIOD.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A COMPARABLE MEASURE OF MARKET PERFORMANCE OVER TIME.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           5.96%
90             5.51%
91             4.08%
92             2.53%
93             1.99%
94             2.38%
95             3.36%
96             2.98%
97             3.14%
98             2.95%


             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.46% (quarter ended March 31, 1994). Year-to-date total return information as of June 30, 1999 was 1.27%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 ------------------------------------------------------------------------------
 Active Assets Tax-Free Trust           2.95%         2.96%           3.48%
-------------------------------------------------------------------------------
 Lipper Tax-Exempt Money Market
 Funds Index(1)                         3.04%         3.06%           3.58%
-------------------------------------------------------------------------------


1 The Lipper Tax-Exempt Money Market Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Tax-Exempt Money Market Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1999.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account fees.


 ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 Management fee                                                 0.39%
-----------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
-----------------------------------------------------------------------
 Other expenses                                                 0.03%
-----------------------------------------------------------------------
 Total annual Fund operating expenses                           0.52%
-----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


 1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------
    $53         $168         $292         $656
--------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

           The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

           The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------


           There is no assurance that the Fund will achieve its investment objective.

           CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

           Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


           The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.


           YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

           In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Governmental data processing errors also may result in overall economic uncertainties. Individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Fund's investments may be adversely affected.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR DURING THE LIFE OF THE FUND.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A COMPARABLE MEASURE OF MARKET PERFORMANCE OVER TIME AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992           2.14%
93             1.72%
94             2.20%
95             3.10%
96             2.73%
97             2.88%
98             2.58%


             During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.41% (quarter ended March 31, 1994). Year-to-date total return as of June 30, 1999 was 1.10%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
----------------------------------------------------------------------------------
                                                                    LIFE OF FUND
                                     PAST 1 YEAR   PAST 5 YEARS   (SINCE 11/12/91)
 ---------------------------------------------------------------------------------
 Active Assets California Tax-Free
 Trust                                  2.58%         2.70%            2.51%
----------------------------------------------------------------------------------
 Lipper California Tax-Exempt Money
 Market Index(1)                        2.77%         3.00%           2.82%(2)
----------------------------------------------------------------------------------



1 The Lipper California Tax-Exempt Money Market Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Tax-Exempt Money Market objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
2    For the period November 30, 1991 to December 31, 1998.

           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1999.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account fees.


 ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 Management fee                                                 0.48%
-----------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
-----------------------------------------------------------------------
 Other expenses                                                 0.05%
-----------------------------------------------------------------------
 Total annual Fund operating expenses                           0.63%
-----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


 1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------
    $64         $201         $349         $782
--------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest in high quality, short-term U.S. Government securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

           The U.S. Government securities that the Fund may purchase include:

                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

                           - Securities issued by agencies and instrumentalities
                             which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

           The Fund also may invest up to 10% of its total assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

           In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------


           There is no assurance that the Fund will achieve its investment objectives.


           CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


           Credit risk is minimal with respect to the Fund's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.


           YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

           In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A COMPARABLE MEASURE OF MARKET PERFORMANCE OVER TIME.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           8.61%
90             7.63%
91             5.52%
92             3.25%
93             2.57%
94             3.61%
95             5.40%
96             4.89%
97             4.99%
98             4.96%


             During the periods shown in the bar chart, the highest return for a calendar quarter was 2.24% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.62% (quarter ended June 30, 1993). Year-to-date total return information as of June 30, 1999 was 2.15%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Active Assets Government
 Securities Trust                       4.96%         4.77%           5.13%
-------------------------------------------------------------------------------
 Lipper U.S. Government Money
 Market Funds Index(1)                  4.95%         4.79%           5.19%
-------------------------------------------------------------------------------


1 The Lipper U.S. Government Money Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Government Money Market Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1999.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account fees.


 ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 Management fee                                                 0.46%
-----------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
-----------------------------------------------------------------------
 Other expenses                                                 0.05%
-----------------------------------------------------------------------
 Total annual Fund operating expenses                           0.61%
-----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


 1 YEAR        3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------
    $63         $196         $342         $765
--------------------------------------------------

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAS MORE THAN $137 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF JULY 31, 1999.

[End Sidebar]

FUND MANAGEMENT

           Each Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                            Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on each Fund's average daily net assets. For the fiscal year ended June 30, 1999, each Fund accrued total compensation to the Investment Manager as follows:


                                                      INVESTMENT MANAGEMENT
                                                           FEE ACCRUED
                                                         (AS A PERCENT OF
 FUND                                               FUND'S AVERAGE NET ASSETS)
------------------------------------------------------------------------------
 Active Assets Money Trust                                    0.27%
------------------------------------------------------------------------------
 Active Assets Tax-Free Trust                                 0.39%
------------------------------------------------------------------------------
 Active Assets California Tax-Free Trust                      0.48%
------------------------------------------------------------------------------
 Active Assets Government Securities Trust                    0.46%
------------------------------------------------------------------------------

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
IF YOU ARE NEW TO THE
MORGAN STANLEY DEAN
WITTER FAMILY OF FUNDS AND
WOULD LIKE TO CONTACT A
FINANCIAL ADVISOR, CALL
(800) THE-DEAN FOR THE
TELEPHONE NUMBER OF THE
MORGAN STANLEY DEAN
WITTER OFFICE NEAREST YOU.
YOU MAY ALSO ACCESS OUR
OFFICE LOCATOR ON OUR
INTERNET SITE AT:
www.msdw.com/individual/funds

[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

           PARTICIPANTS:
           Cash balances in your Active Assets Account that are not invested in securities will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). Alternatively, you may choose to have your cash balances deposited in a federally insured bank account selected by Dean Witter. (Currently, the designated bank account is held with MountainWest Financial Corporation.) You may change your selection at any time to any of the other three Funds (or to deposit account balances in the designated bank account) by notifying your Morgan Stanley Dean Witter Financial Advisor. Upon selecting a different Fund, all of your shares held in the previously designated Fund will automatically be sold and reinvested in shares of the newly selected Fund.

           Your Active Assets Account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. The cash balance, reduced by any debits to your Active Assets Account incurred that day, will be used to purchase shares of the Fund of your choice on the next business day at the Fund's share price calculated on that next day. Debits may arise from purchases of securities, margin calls, other account charges, Visa debit card purchases or cash advances, and any checks written against the account.

           Dividends are not earned until the next business day following the purchase of Fund shares.

           If you make a cash payment into your Active Assets Account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the Active Assets Account will be credited until federal or other immediately available funds become available to the account.

           There is no minimum investment amount for Participants, although the current minimum initial deposit into an Active Assets Account is $5,000 in cash or securities.

           NON-PARTICIPANTS:

           To invest in any of the Funds, contact your Morgan Stanley Dean Witter Financial Advisor. Your Financial Advisor will assist you step-by-step with the procedures to invest in a Fund. The minimum investment amount is $5,000 for initial investments. We may offer reduced minimums or automatic investment options for investors that have certain brokerage accounts held with Dean Witter. Fund shares are purchased at the next share price calculated after we receive your purchase order (accompanied by federal or other immediately available funds).


           Non-Participants considering investing in any of the Funds should recognize that the Funds have been created specifically for the Active Assets Program and, as such, the Funds do not offer typical money market fund features such as checkwriting privileges to non-Participants. (We do offer other comparable money market funds that have these features. For more information, call your Morgan Stanley Dean Witter Financial Advisor.)

           PLAN OF DISTRIBUTION:
           Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

           PARTICIPANTS:
           AUTOMATIC SALES. Your Active Assets Account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Dean Witter is authorized to take the actions described in your Client Account Agreement, including, if you are eligible, applying a margin loan to your account to cover outstanding debits.

           In addition, if Dean Witter or Bank One exercises its right to terminate the Active Assets Program, then all of your Fund shares will be sold.

           VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

           (a) writing a Bank One check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);

           (b) obtaining a cash advance using your Bank One Visa debit card (there may be fees imposed on cash advances and you may be limited to withdrawing up to $5,000 per day); or

           (c) calling your Morgan Stanley Dean Witter Financial Advisor.

           Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your Active Assets Account. Prior to selling any Fund shares through any of the above methods you should call the Active Assets information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (I.E., debit card purchases or checks written), then Dean Witter may take the authorized steps described in the Client Account Agreement.

           NON-PARTICIPANTS:
           You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

           To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage account.

           You may also sell your shares by writing a "letter of instruction" that includes:

           - your account number;

           - the dollar amount or the number of shares you wish to sell; and

           - the signature of each owner as it appears on the account.

           If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ 07303. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.


           After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

           Certain Dean Witter brokerage accounts held by non-Participants may be eligible for an automatic redemption option where Fund shares are sold automatically under specified circumstances. For more information contact your Morgan Stanley Dean Witter Financial Advisor.

           PARTICIPANTS AND NON-PARTICIPANTS:
           Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time the check is received).

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

           Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

           Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

           Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.

           Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

           With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

           If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

           You should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

THE FUNDS' FINANCIAL INFORMATION
ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Trust's financial performance for the past 5 fiscal years of the Trust. Certain information reflects financial results for a single Trust share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Trust's financial statements, is included in this Prospectus.



 YEAR ENDED JUNE 30                                 1999           1998           1997           1996         1995
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.048          0.052          0.051          0.052          0.051
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.048)        (0.052)        (0.051)        (0.052)        (0.051)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       4.92%          5.38%          5.23%          5.33%          5.23%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.43%          0.44%          0.45%          0.47%          0.49%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              4.78%          5.24%          5.07%          5.21%          5.16%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions          $15,989        $11,922         $8,928         $7,170         $5,709
---------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

24
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999


                                                            ANNUALIZED
  PRINCIPAL                 DESCRIPTION                        YIELD
  AMOUNT IN                     AND                         ON DATE OF
  THOUSANDS                MATURITY DATES                    PURCHASE               VALUE
  ----------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (66.6%)
              BANKING (9.3%)
  $  140,000  Bank of America Corp.
                07/07/99 - 07/21/99...................     4.91 - 4.92%       $      139,793,233
     200,000  Bank One Corp.
                08/18/99 - 08/20/99...................         5.15                  198,608,944
     295,100  Chase Manhattan Corp.
                07/26/99 - 07/29/99...................         4.90                  294,039,520
     475,000  Morgan (J.P.) & Co. Inc.
                07/20/99 - 09/21/99...................      4.86 - 5.12              471,428,417
     100,000  Wachovia Corp.
                01/14/00 - 02/04/00...................      5.00 - 5.11               97,188,500
     296,400  Wells Fargo & Co.
                07/06/99 - 08/25/99...................      4.88 - 5.06              294,777,134
                                                                              ------------------
                                                                                   1,495,835,748
                                                                              ------------------
              COMPUTER HARDWARE (0.4%)
      70,000  International Business Machines Corp.
                08/19/99..............................         5.07                   69,521,706
                                                                              ------------------
              CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.6%)
     100,000  Deere (John) Capital Corp.
                07/09/99..............................         5.25                   99,883,556
                                                                              ------------------
              DIVERSIFIED FINANCIAL SERVICES (8.8%)
     335,000  Associates Corp. of North America
                07/21/99 - 08/13/99...................      4.88 - 4.98              333,657,232
     267,500  Associates First Capital Corp.
                07/07/99 - 08/26/99...................      4.87 - 5.19              266,654,686
     817,900  General Electric Capital Corp.
                07/30/99 - 03/02/00...................      4.87 - 5.50              806,606,715
                                                                              ------------------
                                                                                   1,406,918,633
                                                                              ------------------
              FINANCE - AUTOMOTIVE (14.7%)
     140,000  BMW U.S. Capital Corp.
                07/06/99 - 08/13/99...................         5.05                  139,532,108
      50,000  Chrysler Financial Co. LLC
                07/07/99..............................         4.96                   49,959,417
     656,750  DaimlerChrysler North America Holding
                Corp.
                07/21/99 - 09/23/99...................      4.86 - 5.13              653,161,594
     800,450  Ford Motor Credit Co.
                07/08/99 - 12/30/99...................      4.85 - 5.30              797,279,539
     710,000  General Motors Acceptance Corp.
                07/08/99 - 08/31/99...................      4.87 - 5.05              705,777,489
                                                                              ------------------
                                                                                   2,345,710,147
                                                                              ------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              25
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


                                                            ANNUALIZED
  PRINCIPAL                 DESCRIPTION                        YIELD
  AMOUNT IN                     AND                         ON DATE OF
  THOUSANDS                MATURITY DATES                    PURCHASE               VALUE
  ----------------------------------------------------------------------------------------------
              FINANCE - CONSUMER (10.3%)
  $  786,150  American Express Credit Corp.
                07/01/99 - 08/13/99...................     4.84 - 5.25%       $      783,697,900
      33,750  Commercial Credit Co.
                07/06/99..............................         4.92                   33,727,031
      50,000  Household Finance Corp.
                08/09/99..............................         5.07                   49,727,000
     710,000  New Center Asset Trust
                08/25/99 - 10/07/99...................      4.88 - 5.07              703,436,804
      70,000  Norwest Financial Inc.
                07/30/99..............................         5.13                   69,712,417
                                                                              ------------------
                                                                                   1,640,301,152
                                                                              ------------------
              FINANCE - CORPORATE (3.7%)
     521,200  Ciesco, L.P.
                08/09/99 - 09/15/99...................      4.87 - 5.26              516,902,511
      70,000  CIT Group Inc. (The)
                07/26/99..............................         4.86                   69,766,181
                                                                              ------------------
                                                                                     586,668,692
                                                                              ------------------
              INSURANCE (0.1%)
      18,900  Prudential Funding Corp.
                07/27/99..............................         4.93                   18,833,115
                                                                              ------------------
              INTEGRATED OIL COMPANIES (0.3%)
      50,000  Chevron USA Inc.
                08/11/99..............................         5.14                   49,709,014
                                                                              ------------------
              INTERNATIONAL BANKS (16.3%)
     740,000  Abbey National North America Corp.
                07/08/99 - 09/17/99...................      4.87 - 5.10              736,272,789
     100,000  ABN - AMRO North America Finance Inc.
                08/12/99..............................         4.87                   99,438,833
     117,650  Barclays U.S. Funding Corp.
                07/07/99 - 07/09/99...................         5.26                  117,536,848
     245,000  Canadian Imperial Holdings, Inc.
                07/13/99 - 09/07/99...................      4.90 - 4.97              243,579,449
      20,000  CBA (DE) Finance Inc.
                08/27/99..............................         5.09                   19,840,400
     800,500  Deutsche Bank Financial Inc.
                07/09/99 - 12/30/99...................      4.87 - 5.21              794,215,755
      50,000  Dresdner U.S. Finance Inc.
                08/24/99..............................         5.18                   49,614,500
      60,000  Internationale Nederlanden (U.S.)
                Funding Corp.
                07/08/99..............................         4.89                   59,943,650


                       SEE NOTES TO FINANCIAL STATEMENTS

26
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

                                                            ANNUALIZED
  PRINCIPAL                 DESCRIPTION                        YIELD
  AMOUNT IN                     AND                         ON DATE OF
  THOUSANDS                MATURITY DATES                    PURCHASE               VALUE
  ----------------------------------------------------------------------------------------------
  $  335,000  Societe Generale N.A. Inc.
                08/02/99 - 08/24/99...................     4.86 - 4.95%       $      333,126,014
     100,000  Toronto-Dominion Holdings (USA) Inc.
                09/13/99..............................         4.98                   98,990,722
      49,525  UBS Finance (DE) LLC
                07/01/99..............................         5.75                   49,525,000
                                                                              ------------------
                                                                                   2,602,083,960
                                                                              ------------------
              INVESTMENT BANKERS/BROKERS/SERVICES (0.7%)
     106,900  Goldman Sachs Group Inc.
                07/13/99 - 08/02/99...................      4.90 - 5.17              106,559,530
                                                                              ------------------
              RETAIL (1.2%)
     195,350  Sears Roebuck Acceptance Corp.
                07/13/99 - 07/29/99...................      4.89 - 5.08              194,857,547
                                                                              ------------------
              TELECOMMUNICATIONS EQUIPMENT (0.2%)
      32,250  Lucent Technologies Inc.
                07/26/99..............................         4.91                   32,140,932
                                                                              ------------------

              TOTAL COMMERCIAL PAPER
              (AMORTIZED COST $10,649,023,732).............................       10,649,023,732
                                                                              ------------------

              U.S. GOVERNMENT AGENCIES (23.8%)
     100,000  Federal Farm Credit Bank
                10/25//99 - 02/11/00..................      4.87 - 4.89               97,789,750
     635,000  Federal Home Loan Banks
                07/14/99 - 04/07/00...................      4.71 - 5.07              618,101,204
   1,573,400  Federal Home Loan Mortgage Corp.
                07/12/99 - 12/31/99...................      4.73 - 5.10            1,553,850,974
   1,570,000  Federal National Mortgage Assoc.
                07/09/99 - 03/17/00...................      4.70 - 5.55            1,545,943,225
                                                                              ------------------

              TOTAL U.S. GOVERNMENT AGENCIES
              (AMORTIZED COST $3,815,685,153)..............................        3,815,685,153
                                                                              ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              27
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

                                                            ANNUALIZED
  PRINCIPAL                 DESCRIPTION                        YIELD
  AMOUNT IN                     AND                         ON DATE OF
  THOUSANDS                MATURITY DATES                    PURCHASE               VALUE
  ----------------------------------------------------------------------------------------------
              SHORT-TERM BANK NOTES (5.4%)
  $  450,000  FCC National Bank
                10/01/99 - 10/06/99...................     5.04 - 5.05%       $      450,000,000
     315,000  NationsBank N.A.
                08/06/99 - 09/03/99...................      4.88 - 4.94              315,000,000
     100,000  Wachovia Bank N.A.
                08/12/99..............................         4.85                  100,000,000
                                                                              ------------------

              TOTAL SHORT-TERM BANK NOTES
              (AMORTIZED COST $865,000,000)................................          865,000,000
                                                                              ------------------

              CERTIFICATES OF DEPOSIT (4.1%)
     500,000  Chase Manhattan Bank (USA)
                07/27/99 - 08/05/99...................      4.90 - 4.96              500,000,000
     150,000  U.S. Bank N.A.
                07/08/99 - 09/30/99...................      4.92 - 4.96              150,000,000
                                                                              ------------------

              TOTAL CERTIFICATES OF DEPOSIT
              (AMORTIZED COST $650,000,000)................................          650,000,000
                                                                              ------------------

TOTAL INVESTMENTS
(AMORTIZED COST $15,979,708,885) (a)........................   99.9 %             15,979,708,885

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............   0.1                     9,673,748
                                                              ------            ----------------

NET ASSETS..................................................  100.0 %           $ 15,989,382,633
                                                              ------            ----------------
                                                              ------            ----------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

28
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999

ASSETS:
Investments in securities, at value
  (amortized cost $15,979,708,885).........................................................  $15,979,708,885
Cash.......................................................................................           16,761
Interest receivable........................................................................       16,339,636
Prepaid expenses and other assets..........................................................          113,649
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   15,996,178,931
                                                                                             ---------------

LIABILITIES:
Payable for:
    Investment management fee..............................................................        3,935,220
    Plan of distribution fee...............................................................        1,456,957
    Shares of beneficial interest repurchased..............................................           31,966
Accrued expenses and other payables........................................................        1,372,155
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................        6,796,298
                                                                                             ---------------

     NET ASSETS............................................................................  $15,989,382,633
                                                                                             ---------------
                                                                                             ---------------

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $15,989,367,901
Accumulated undistributed net investment income............................................           14,732
                                                                                             ---------------

     NET ASSETS............................................................................  $15,989,382,633
                                                                                             ---------------
                                                                                             ---------------

NET ASSET VALUE PER SHARE,
  15,989,367,901 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..........................................            $1.00
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              29
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $757,473,219
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................    39,612,403
Plan of distribution fee......................................................................    14,255,340
Transfer agent fees and expenses..............................................................     5,627,015
Registration fees.............................................................................     1,900,831
Custodian fees................................................................................       566,628
Shareholder reports and notices...............................................................       388,157
Professional fees.............................................................................        69,557
Trustees' fees and expenses...................................................................        18,516
Other.........................................................................................       134,803
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    62,573,250
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   694,899,969

     NET REALIZED GAIN........................................................................       118,973
                                                                                                ------------

NET INCREASE..................................................................................  $695,018,942
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

30
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                             JUNE 30, 1999    JUNE 30, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................  $   694,899,969  $   557,753,091
Net realized gain.........................................................          118,973           52,509
                                                                            ---------------  ---------------

     NET INCREASE.........................................................      695,018,942      557,805,600
                                                                            ---------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................     (694,893,595)    (557,754,793)
Net realized gain.........................................................         (118,973)         (52,509)
                                                                            ---------------  ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS....................................     (695,012,568)    (557,807,302)
                                                                            ---------------  ---------------
Net increase from transactions in shares of beneficial interest...........    4,067,695,663    2,993,642,870
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    4,067,702,037    2,993,641,168

NET ASSETS:
Beginning of period.......................................................   11,921,680,596    8,928,039,428
                                                                            ---------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $14,732 AND $8,358,
    RESPECTIVELY).........................................................  $15,989,382,633  $11,921,680,596
                                                                            ---------------  ---------------
                                                                            ---------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              31
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion. Effective May 1, 1999, the Agreement was amended to reduce the annual rate to 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the year ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1999 aggregated $51,891,808,089 and $48,504,672,370, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $23,400.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,900. At June 30, 1999, the Trust had an accrued pension liability of $50,817 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1999    JUNE 30, 1998
                                                                   ---------------  ---------------
Shares sold......................................................   56,769,537,371   43,883,134,528
Shares issued in reinvestment of dividends and distributions.....      693,725,182      556,771,082
                                                                   ---------------  ---------------
                                                                    57,463,262,553   44,439,905,610
Shares repurchased...............................................  (53,395,566,890) (41,446,262,740)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................    4,067,695,663    2,993,642,870
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------

                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS MONEY TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets Money Trust (the "Trust") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1999


                                                                              35
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Trust's financial performance for the past 5 fiscal years of the Trust. Certain information reflects financial results for a single Trust share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Trust's financial statements, is included in this Prospectus.



 YEAR ENDED JUNE 30                                 1999           1998           1997           1996         1995
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.027          0.031          0.030          0.031          0.030
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.027)        (0.031)        (0.030)        (0.031)        (0.030)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       2.73%          3.11%          3.05%          3.12%          3.09%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.52%          0.54%          0.55%          0.55%          0.56%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              2.68%          3.05%          2.98%          3.08%          3.05%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions           $2,290         $1,869         $1,634         $1,542         $1,499
---------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

 36
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999


PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.8%)
              ALABAMA
 $15,300      Birmingham Medical Clinic
                Board, University of Alabama
                Health Services Foundation
                Ser 1991....................     3.30 % 07/08/99  $   15,300,000
  10,900      Columbia Industrial
                Development Board, Alabama
                Power Co Ser D..............     3.85   07/01/99      10,900,000
  16,100      McIntosh Industrial
                Development Board, Ciba
                Specialty Chemicals Corp
                1998 Ser E (AMT)............     3.80   07/01/99      16,100,000
  20,000      University of Alabama,
                Birmingham Hospital Ser
                1997B.......................     3.30   07/08/99      20,000,000
              ARIZONA
  12,200      Arizona Educational Loan
                Marketing Corporation, 1991
                Ser A (AMT).................     3.55   07/08/99      12,200,000
   4,700      Pinal County Industrial
                Development Authority, Magma
                Copper Co Ser 1984A.........     3.55   07/01/99       4,700,000
              ARKANSAS
  20,000      Crossett, Georgia Pacific Corp
                Ser 1984**..................     3.65   07/08/99      20,000,000
              CALIFORNIA
   8,200      Big Bear Lake, Southwest Gas
                Corp 1993 Ser A (AMT).......     3.35   07/08/99       8,200,000
   1,600      California Health Facilities
                Financing Authority, St
                Joseph Health System Ser
                1985 A......................     2.85   07/01/99       1,600,000
   8,000      California Pollution Control
                Financing Authority, Shell
                Oil Co Ser 1996 A (AMT).....     2.85   07/01/99       8,000,000
  11,500      Foothill/Eastern
                Transportation Corridor
                Agency, Toll Road Ser
                1995C.......................     3.30   07/08/99      11,500,000
   9,900      M-S-R Public Power Agency, San
                Juan Sub Lien Ser 1998F
                (MBIA)......................     3.05   07/01/99       9,900,000
  15,445      Sacramento County,
                Administration Center &
                Courthouse Ser 1990 COPs....     3.35   07/08/99      15,445,000
   6,600      Santa Clara County-El Camino
                Hospital District Facilities
                Authority, Valley Medical
                Center 1985 Ser A...........     3.25   07/08/99       6,600,000
              COLORADO
  15,000      Colorado Student Obligation
                Bond Authority, Ser 1989A
                (AMT).......................     3.55   07/08/99      15,000,000
              CONNECTICUT
              Connecticut Health &
              Educational Facilities
              Authority,
   6,000        Charity Obligated Group-St
                Vincent's Medical
                Center/Hall-Brooke
                  Ser 1999B.................     3.25   07/08/99       6,000,000
   7,500        Yale University Ser T-2.....     3.60   07/08/99       7,500,000
              Connecticut Special
              Assessment, Unemployment
              Compensation
  30,000        1993 Ser C (FGIC)...........     3.60   07/01/99      30,000,000
  25,500        1993 Ser C (FGIC)...........     3.38   07/01/00      25,500,000
              DELAWARE
              Delaware Economic Development
              Authority,
   5,400        Ciba Specialty Chemicals
                Corp 1998 Ser A (AMT).......     3.55   07/01/99       5,400,000
  10,000        Star Enterprise Ser 1997C
                (AMT).......................     3.61   07/08/99      10,000,000
   8,300      University of Delaware, Ser
                1998........................     3.45   07/08/99       8,300,000
              FLORIDA
  24,900      Dade County, Water & Sewer Ser
                1994 (FGIC).................     3.30   07/08/99      24,900,000
  10,800      Dade County Health Facilities
                Authority, Miami Children's
                Hospital Ser 1990...........     3.75   07/01/99      10,800,000


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              37
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
 $21,550      Dade County Industrial
                Development Authority,
                Dolphins Stadium Ser 1985 B
                & C.........................     3.50 % 07/08/99  $   21,550,000
   8,200      Escambia County, Gulf Power Co
                Ser 1997....................     3.65   07/01/99       8,200,000
  15,000      Jacksonville Health Facilities
                Authority, Charity Obligated
                Group Ser 1997 C (MBIA).....     3.35   07/08/99      15,000,000
  20,000      Putnam County Development
                Authority, Seminole Electric
                Co-op Inc Ser 1984 D
                (NRU-CFC Gtd)...............     3.125  12/15/99      20,000,000
  19,700      Volusia County Health
                Facilities Authority, Pooled
                Ser 1985 (FGIC)**...........     3.30   07/08/99      19,700,000
              GEORGIA
  21,000      Albany-Dougherty County
                Hospital Authority,
                Phoebe-Putney Memorial
                Hospital Ser 1991
                (AMBAC)**...................     3.55   07/08/99      21,000,000
  14,000      Clayton County Hospital
                Authority, Southern Regional
                Medical Center Ser
                1998B**.....................     3.75   07/08/99      14,000,000
              ILLINOIS
  20,000      Chicago, Tender Notes Ser
                1999........................     2.95   01/27/00      20,000,000
   4,000      Chicago, Chicago Midway
                Airport Second Lien Ser
                1998B (MBIA) (AMT)..........     3.60   07/01/99       4,000,000
              Illinois Health Facilities
              Authority,
   7,000        Central Dupage Hospital Assn
                Ser 1990....................     3.45   07/01/99       7,000,000
   8,800        Gottlieb Health Resources
                Ser 1990....................     3.65   07/08/99       8,800,000
   4,000        Northwestern Memorial
                Hospital Ser 1995...........     3.45   07/01/99       4,000,000
   5,480      Illinois Housing Development
                Authority, Homeowner
                Mortgage 1999 Subser A-2
                (AMT).......................     3.10   01/20/00       5,480,000
              INDIANA
   8,500      Indiana Development Finance
                Authority, Southern Indiana
                Gas & Electric Co 1988 Ser
                A...........................     3.00   03/01/00       8,500,000
  18,000      Indiana Hospital Equipment
                Financing Authority, Ser
                1985 A (MBIA)...............     3.55   07/08/99      18,000,000
  15,800      Indianapolis, Ogden Martin
                Systems Inc Ser 1987
                (AMT).......................     3.80   07/01/99      15,800,000
   8,400      Petersburg, Indianapolis Power
                & Light Co Ser 1995B
                (AMBAC).....................     3.50   07/08/99       8,400,000
              KENTUCKY
   7,000      Jamestown, Union Underwear Co
                1983 Ser A..................     3.75   07/08/99       7,000,000
  13,000      Louisville & Jefferson County
                Regional Airport Authority,
                UPS Worldwide Forwarding Inc
                1999 Ser B (AMT)............     3.50   07/01/99      13,000,000
              LOUISIANA
  15,000      New Orleans Aviation Board,
                Ser 1993 B (MBIA)...........     3.60   07/08/99      15,000,000
              St Charles Parish,
   3,000        Shell Oil Co Ser 1992A......     3.35   07/01/99       3,000,000
   6,400        Shell Oil Co Ser 1993
                (AMT).......................     3.50   07/01/99       6,400,000
              MAINE
  31,100      Maine Educational Loan
                Marketing Corporation,
                Senior Student Loan Ser 1999
                A-1 & A-2 (AMBAC) (AMT).....     3.40   07/08/99      31,100,000
              MARYLAND
              Maryland Health & Higher
              Educational Facilities
              Authority,
   7,500        Johns Hopkins Hospital Ser
                A...........................     3.30   07/08/99       7,500,000
   9,900        North Arundel Hospital Ser
                1997A.......................     3.75   07/08/99       9,900,000
  16,800      Washington Suburban Sanitary
                District, 1998 Ser BANs**...     3.45   07/08/99      16,800,000


                       SEE NOTES TO FINANCIAL STATEMENTS

38
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              MASSACHUSETTS
 $15,000      Massachusetts, Refg 1998 Ser
                A...........................     3.60 % 07/08/99  $   15,000,000
  28,250      Massachusetts Bay
                Transportation Authority,
                1984 Ser A..................     2.95   09/01/99      28,252,395
              Massachusetts Health &
              Educational Facilities
              Authority,
   9,000        Amherst College Ser F.......     3.70   07/08/99       9,000,000
  25,000        Harvard University Ser 1985
                I...........................     3.70   07/08/99      25,000,000
  16,605        Williams College Ser E......     3.25   07/08/99      16,605,000
  20,000      Massachusetts Water Resources
                Authority, Multi-Modal Sub
                1999 Ser B..................     3.30   07/08/99      20,000,000
              MICHIGAN
   5,800      Delta County Economic
                Development Corporation,
                Mead-Escanaba Paper Co Ser
                1985 E......................     3.45   07/01/99       5,800,000
   9,100      Michigan Strategic Fund,
                Detroit Edison Co Ser
                1995CC......................     3.45   07/01/99       9,100,000
              MINNESOTA
   2,000      Beltrami County, Environmental
                Northwood Panelboard Co Ser
                1991........................     3.70   07/01/99       2,000,000
   5,700      Minneapolis & St Paul Housing
                & Redevelopment Authority,
                Children's Health Care Ser
                1995B (FSA).................     3.65   07/01/99       5,700,000
  20,000      University of Minnesota
                Regents, Ser 1999A..........     3.50   07/08/99      20,000,000
              MISSOURI
              Missouri Health & Educational
              Facilities Authority,
   7,400        Cox Health Systems Ser 1997
                (MBIA)......................     3.45   07/01/99       7,400,000
   6,700        Drury College Ser 1996A.....     3.65   07/01/99       6,700,000
   7,700        The Washington University
                Ser 1996C...................     3.45   07/01/99       7,700,000
  17,000      St Louis County Industrial
                Development Authority,
                Charity Obligated Group -
                Daughters of Charity
                National Health System Ser
                1997 C......................     3.35   07/08/99      17,000,000
              NEVADA
  15,000      Clark County, Airport Impr
                Refg 1993 Ser A (MBIA)......     3.30   07/08/99      15,000,000
              NEW HAMPSHIRE
  10,000      New Hampshire Higher
                Educational & Health
                Facilities Authority,
                St Paul's School Ser 1998...     3.60   07/08/99      10,000,000
              NEW JERSEY
   3,000      New Jersey Economic
                Development Authority,
                United Water New Jersey Inc
                1996 Ser B (AMBAC)..........     3.40   07/01/99       3,000,000
  32,500      New Jersey Educational
                Facilities Authority,
                College of New Jersey Ser
                1999A (AMBAC)...............     3.50   07/08/99      32,500,000
  10,000      New Jersey Turnpike Authority,
                Ser 1991 D (FGIC)...........     3.10   07/08/99      10,000,000
   6,000      Union County Industrial
                Pollution Control Financing
                Authority, Exxon Corp 1994
                Ser.........................     3.15   07/01/99       6,000,000
              NEW MEXICO
  35,000      Albuquerque, Airport Sub Lien
                Ser 1995 (AMBAC)............     3.30   07/08/99      35,000,000
              NEW YORK
  10,000      Babylon Industrial Development
                Agency, OFS Equity of
                Babylon Ser 1989 (AMT)......     3.80   07/01/99      10,000,000
   2,000      Long Island Power Authority,
                Electric Sub Ser 6..........     3.85   07/01/99       2,000,000
   1,650      Nassau County Industrial
                Development Agency, 1999
                Cold Spring Harbor
                Laboratory..................     3.35   07/01/99       1,650,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              39
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              NORTH CAROLINA
 $10,000      Charlotte, Airport Refg Ser
                1993A (MBIA)................     3.30 % 07/08/99  $   10,000,000
  14,800      Durham, Ser 1993A COPs........     3.30   07/08/99      14,800,000
              North Carolina Educational
              Facilities Finance Agency,
   7,000        The Bowman Gray School of
                Medicine Ser 1996...........     3.30   07/08/99       7,000,000
  23,200        Duke University Ser 1987A &
                1991B**.....................     3.65   07/08/99      23,200,000
  27,700      North Carolina Medical Care
                Commission, Duke University
                Hospital Ser 1985 B & C.....     3.65   07/08/99      27,700,000
  21,700      Person County Industrial
                Facilities & Pollution
                Control Financing Authority,
                Carolina Power & Light Co
                Ser 1992A**.................     3.55   07/08/99      21,700,000
              OHIO
  10,000      Cleveland, Airport System Ser
                1997 D (AMT)................     3.40   07/08/99      10,000,000
  12,000      Columbus, Unlimited Tax Ser
                1995-1......................     3.65   07/08/99      12,000,000
  15,000      Cuyahoga County, Cleveland
                Clinic Health System
                Obligated Group Ser 1998A...     3.50   07/08/99      15,000,000
   2,400      Ohio Air Quality Development
                Authority, Sohio Air-British
                Petroleum Co Ser 1995.......     3.50   07/01/99       2,400,000
              OKLAHOMA
   8,000      Oklahoma Student Loan
                Authority, Ser 1998A (MBIA)
                (AMT).......................     3.50   07/08/99       8,000,000
              Oklahoma Water Resources
              Board,
  38,000        State Loan Program Ser 1994A
                & 1999......................     2.90   09/01/99      38,000,000
  11,205        State Loan Program Ser
                1995........................     2.95   09/01/99      11,205,000
              OREGON
  20,000      Oregon, Veterans' Ser 73 E....     3.50   07/08/99      20,000,000
              PENNSYLVANIA
              Pennsylvania Higher Education
              Assistance Agency,
   8,000        1999 Ser A (AMBAC) (AMT)....     3.95   07/08/99       8,000,000
  16,500        Student Loan 1997 Ser A
                (AMT).......................     3.85   07/08/99      16,500,000
  20,000      Pennsylvania Turnpike
                Commission, Ser Q of 1998...     3.45   07/01/99      20,000,000
   6,600      Philadelphia Hospitals &
                Higher Education Facilities
                Authority,
                The Children's Hospital of
                Philadelphia Ser A of
                1996........................     3.45   07/01/99       6,600,000
              York General Authority,
  10,400        Harrisburg School District
                Subser 1996 B (AMBAC).......     3.80   07/08/99      10,400,000
   9,200        Pooled Ser 1996.............     3.80   07/08/99       9,200,000
              SOUTH CAROLINA
              York County,
  14,835        North Carolina Electric
                Membership Corp Ser 1984 N-5
                (NRU-CFC Gtd)...............     3.00   09/15/99      14,835,000
  27,345        Saluda River Electric Co-op
                Inc Ser 1984 E-1 & E-2
                (NRU-CFC Gtd)...............     2.75   08/16/99      27,345,000
              TENNESSEE
   2,800      Chattanooga-Hamilton County
                Hospital Authority, Erlanger
                Medical Center Ser 1987.....     3.50   07/01/99       2,800,000
  20,000      Clarksville Public Building
                Authority, Pooled Financing
                Ser 1995....................     3.80   07/08/99      20,000,000
  33,050      Montgomery County Public
                Building Authority, Pooled
                Ser 1997....................     3.80   07/08/99      33,050,000


                       SEE NOTES TO FINANCIAL STATEMENTS

40
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              TEXAS
 $14,000      Brazos River Authority, Texas
                Utilities Electric Co Ser
                1997A (MBIA) (AMT)..........     3.80 % 07/01/99  $   14,000,000
   6,800      Gulf Coast Industrial
                Development Authority, CITGO
                Petroleum Corp Ser 1994
                (AMT).......................     3.55   07/01/99       6,800,000
   4,090      Gulf Coast Waste Disposal
                Authority, Exxon Corp.......     3.40   07/01/99       4,090,000
  20,050      Harris County Health
                Facilities Development
                Corporation, Methodist
                Hospital Ser 1994...........     3.50   07/01/99      20,050,000
  25,000      Harris County, Toll Road
                Unlimited Tax Sub Lien Ser
                1994 E......................     3.35   07/08/99      25,000,000
  10,000      Texas Municipal Gas
                Corporation, Senior Lien Gas
                Reserve Ser 1998............     3.45   07/08/99      10,000,000
  18,300      Waco Health Facilities
                Development Corporation,
                Charity Obligated Group -
                Daughters of Charity
                National Health System Ser
                1997F**.....................     3.35   07/08/99      18,300,000

              UTAH
  20,000      Intermountain Power Agency,
                1985 Ser E (AMBAC)..........     3.125  09/15/99      20,000,000
  14,375      Utah County, Environmental
                Improvement USX Corp Refg
                Ser of 1995.................     3.10   11/04/99      14,375,000

              WASHINGTON
  19,100      Washington, Ser 1996 A........     3.25   07/08/99      19,100,000

              WISCONSIN
   9,500      Brokaw, Wausau Paper Mills Co
                Ser 1995 (AMT)..............     4.00   07/08/99       9,500,000

              WYOMING
  14,500      Lincoln County, Exxon Corp Ser
                1984 C......................     3.80   07/01/99      14,500,000
  10,800      Sweetwater County, Pacificorp
                Ser 1984....................     3.45   07/01/99      10,800,000
                                                                  --------------

              TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL
              OBLIGATIONS
              (AMORTIZED COST $1,529,632,395)...................   1,529,632,395
                                                                  --------------


                                                              YIELD TO
                                                              MATURITY
                                          COUPON   MATURITY  ON DATE OF
                                           RATE      DATE     PURCHASE
                                          ------   --------  ----------
          TAX-EXEMPT COMMERCIAL PAPER (29.1%)
          ARIZONA
   7,750  Maricopa County Pollution
            Control Corporation,
            Southern California Edison
            Co 1985 Ser B...............      3.10% 10/20/99       3.10%       7,750,000
          Salt River Project
          Agricultural Improvement &
          Power District,
   9,800    Ser 1997 A..................      3.10 08/11/99        3.10        9,800,000
   6,500    Ser 1997 A..................      3.05 08/11/99        3.05        6,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              41
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          COLORADO
          Platte River Power Authority,
 $15,000    Electric Sub Lien S-1.......      3.10% 09/08/99       3.10%  $   15,000,000
  15,000    Electric Sub Lien S-1.......      3.10 10/07/99        3.10       15,000,000
          FLORIDA
          Jacksonville Electric
          Authority,
  13,800    Ser C.......................      3.25 09/10/99        3.25       13,800,000
  12,000    Ser C.......................      3.35 09/13/99        3.35       12,000,000
  10,000    Ser E.......................      3.05 08/09/99        3.05       10,000,000
          HAWAII
   4,000  Hawaii Department of Budget &
            Finance, Citizens Utilities
            Co 1996 Ser B (AMT).........      3.15 08/12/99        3.15        4,000,000
  13,500  Honolulu City & County, Ser
            1998 BANs...................      3.10 08/06/99        3.10       13,500,000
          INDIANA
  10,000  Indiana State Office Building
            Commission, Hoosier Notes
            Ser A.......................      3.10 09/27/99        3.10       10,000,000
          Petersburg,
  13,000    Indianapolis Power & Light
            Co Ser 1991.................      2.85 07/29/99        2.85       13,000,000
  20,000    Indianapolis Power & Light
            Co Ser 1991.................      3.10 09/14/99        3.10       20,000,000
          LOUISIANA
          Plaquemines Port Harbor &
          Terminal District,
  10,000    Electric - Coal Transfer Co
            Ser 1985 B..................      3.15 08/10/99        3.15       10,000,000
  13,400    Electric - Coal Transfer Co
            Ser 1985 D..................      2.90 08/11/99        2.90       13,400,000
   4,200    Electric - Coal Transfer Co
            Ser 1985 D..................      3.05 08/11/99        3.05        4,200,000
          MARYLAND
          Baltimore County,
  10,000    Ser 1995 BANs...............      3.40 08/09/99        3.40       10,000,000
  10,500    Baltimore Gas & Electric Co
            Ser 1985....................      3.00 07/28/99        3.00       10,500,000
          MINNESOTA
          Rochester,
  10,000    Mayo Foundation/Mayo Medical
            Center Ser 1988 F...........      3.10 08/16/99        3.10       10,000,000
  11,950    Mayo Foundation/Mayo Medical
            Center Ser 1992 C...........      3.10 09/10/99        3.10       11,950,000
          NEBRASKA
   6,100  Lincoln, Lincoln Electric
            System Ser 1995.............      3.25 09/10/99        3.25        6,100,000
  10,000  Nebraska Public Power
            District, Series A Notes....      2.90 08/18/99        2.90       10,000,000
          NEW HAMPSHIRE
  15,000  New Hampshire State Business
            Finance Authority,
            New England Power Co Ser
            1993 A (AMT)................      3.05 09/09/99        3.05       15,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS

42
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          NEVADA
          Las Vegas Valley Water
          District,
 $15,000    Water Ser 1999 A............      3.10% 08/13/99       3.10%  $   15,000,000
  10,000    Water Ser 1999 A............      3.15 09/09/99        3.15       10,000,000
          NORTH CAROLINA
          North Carolina Eastern
          Municipal Power Agency,
  10,000    Ser 1996....................      3.05 07/21/99        3.05       10,000,000
  15,300    Ser 1996....................      3.10 10/06/99        3.10       15,300,000
          OKLAHOMA
  10,000  Oklahoma City Industrial &
            Cultural Facilities Trust,
            SSM Health Care Ser 1998 B
            (MBIA)......................      3.10 08/05/99        3.10       10,000,000
          PENNSYLVANIA
   8,000  Delaware County Industrial
            Development Authority, PECO
            Energy Ser 1988 C (FGIC)....      2.65 07/21/99        2.65        8,000,000
          Montgomery County Industrial
          Development Authority,
  12,000    PECO Energy Co Ser 1994 A...      2.70 07/22/99        2.70       12,000,000
  12,800    PECO Energy Co Ser 1994 A...      3.15 08/19/99        3.15       12,800,000
          SOUTH CAROLINA
          South Carolina Public Service
          Authority,
  10,000    Santee Cooper Ser 1998......      2.85 07/27/99        2.85       10,000,000
   8,500    Santee Cooper Ser 1998......      3.05 07/27/99        3.05        8,500,000
  12,500    Santee Cooper Ser 1998......      3.05 08/05/99        3.05       12,500,000
  15,000    Santee Cooper Ser 1998......      2.85 08/18/99        2.85       15,000,000
  20,000    Santee Cooper Ser 1998......      3.35 10/05/99        3.35       20,000,000
  12,000    Santee Cooper Ser 1998......      3.35 10/07/99        3.35       12,000,000
  10,000    Santee Cooper Ser 1998......      3.35 11/09/99        3.35       10,000,000
          TEXAS
   8,000  Bexar Metropolitan Water
            District, Ser 1997..........      3.15 07/14/99        3.15        8,000,000
   8,000  Dallas Area Rapid Transit,
            Sales Tax Ser B.............      3.25 10/14/99        3.25        8,000,000
          Houston,
  18,700    1996 Ser B..................      2.90 08/12/99        2.90       18,700,000
   8,000    Water & Sewer 1994 Ser A....      2.85 07/20/99        2.85        8,000,000
  12,200    Water & Sewer 1994 Ser A....      3.00 08/24/99        3.00       12,200,000
   7,000    Water & Sewer 1994 Ser A....      3.05 08/24/99        3.05        7,000,000
   8,000    Water & Sewer 1994 Ser A....      3.05 10/06/99        3.05        8,000,000
  10,000    Water & Sewer 1999 Ser B....      3.20 07/29/99        3.20       10,000,000
          Texas A & M University,
  12,800    Ser 1993 B..................      3.00 07/20/99        3.00       12,800,000
   8,000    Ser 1993 B..................      2.85 08/19/99        2.85        8,000,000
  15,000    Ser 1993 B..................      3.00 08/26/99        3.00       15,000,000
  14,750  Texas Municipal Power Agency,
            Ser 1991....................      3.45 02/17/00        3.45       14,750,000
  15,000  Texas Public Finance
            Authority, Ser 1993 A.......      3.15 07/22/99        3.15       15,000,000
  13,096  University of Texas Regents,
            Ser A.......................      3.25 08/30/99        3.25       13,096,000


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              43
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          VIRGINIA
          Virginia,
 $10,000    Ser 1998 BANs...............      3.10% 08/10/99       3.10%  $   10,000,000
  11,000    Ser 1998 BANs...............      3.10 08/16/99        3.10       11,000,000
          WASHINGTON
   7,200  Seattle, Municipal Light &
            Power Ser 1990..............      3.40 01/27/00        3.40        7,200,000
          WISCONSIN
  16,207  Wisconsin, Transportation
            Notes 1997 Ser A............      3.15 09/08/99        3.15       16,207,000
          Wisconsin Health & Educational
          Facilities Authority,
   8,000    SSM Health Care Ser 1998
            B...........................      3.20 07/27/99        3.20        8,000,000
  12,080    SSM Health Care Ser 1998
            B...........................      3.10 08/25/99        3.10       12,080,000
          WYOMING
  10,000  Sweetwater County, Pacificorp
            Ser 1988 A..................      3.15 07/23/99        3.15       10,000,000
                                                                          --------------

          TOTAL TAX-EXEMPT COMMERCIAL PAPER
          (AMORTIZED COST $665,633,000)................................      665,633,000
                                                                          --------------
          SHORT-TERM MUNICIPAL NOTES (10.0%)
          CALIFORNIA
  10,000  Los Angeles County, 1999-2000
            Ser A TRANs, dtd 07/01/99
            (WI)........................      4.00 06/30/00        3.32       10,065,600
          IDAHO
  35,000  Idaho, Ser 1999 TANs, dtd
            07/01/99 (WI)...............      4.25 06/30/00        3.40       35,286,650
          ILLINOIS
   9,000  Chicago Park District, 1998
            Tax Anticipation Warrants,
            dtd 08/27/98................      4.30 09/17/99        3.55        9,013,876
          INDIANA
  10,000  Indianapolis Local Improvement
            Bond Bank, Ser 1998 E Notes,
            dtd 12/17/98................      3.50 07/12/99        2.95       10,001,626
          IOWA
          Iowa School Corporations,
  20,000    Warrant Certificates
            1998-1999 Ser B (FSA), dtd
            01/28/99....................      3.50 01/28/00        2.97       20,059,427
  35,000    Warrant Certificates
            1999-2000 Ser A Notes, dtd
            06/24/99....................      4.00 06/23/00        3.23       35,255,075
          KENTUCKY
  50,000  Kentucky Asset/Liability
            Commission, 1999 Ser A
            TRANs, dtd 07/01/99 (WI)....      4.25 06/28/00        3.375      50,419,500
          MASSACHUSETTS
  20,000  Massachusetts Bay
            Transportation Authority,
            1999 Series A Notes, dtd
            02/26/99....................      3.50 02/25/00        2.90       20,076,296
          MICHIGAN
   7,500  Michigan Municipal Bond
            Authority, Ser 1998 B-1
            Notes,
            dtd 07/02/98................      4.50 07/02/99        3.60        7,500,179
          NEW MEXICO
  25,000  New Mexico, Ser 1999-2000 Ser
            A TRANs, dtd 07/01/99 (WI)..      4.00 06/30/00        3.23       25,185,750


                       SEE NOTES TO FINANCIAL STATEMENTS

44
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          PENNSYLVANIA
  $7,000  Temple University, Ser 1999
            Notes, dtd 05/13/99.........      3.15% 05/12/00       3.15%  $    7,000,000
                                                                          --------------

          TOTAL SHORT-TERM MUNICIPAL NOTES
          (AMORTIZED COST $229,863,979)................................      229,863,979
                                                                          --------------

TOTAL INVESTMENTS
(AMORTIZED COST $2,425,129,374) (a).......................       105.9%     2,425,129,374

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............        (5.9)      (135,319,634)
                                                                 -----    ---------------

NET ASSETS................................................       100.0%   $ 2,289,809,740
                                                                 -----    ---------------
                                                                 -----    ---------------

---------------------

 AMT    Alternative Minimum Tax.
 BANs   Bond Anticipation Notes.
 COPs   Certificates of Participation.
NRU-CFC National Rural Utilities - Cooperative Finance Corporation.
 TANs   Tax Anticipation Notes.
TRANs   Tax and Revenue Anticipation Notes.
  WI    Security purchased on a "when-issued" basis.
  +     Rate shown is the rate in effect at June 30, 1999.
  *     Date on which the principal amount can be recovered through demand.
  ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities and a delayed delivery security.
 (a)    Cost is the same for federal income tax purposes.
BOND INSURANCE:
AMBAC   AMBAC Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              45
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999


ASSETS:
Investments in securities, at value
  (amortized cost $2,425,129,374)...........................................................  $2,425,129,374
Cash........................................................................................         519,418
Receivable for:
    Interest................................................................................      11,758,719
    Investments sold........................................................................          20,237
Prepaid expenses and other assets...........................................................          65,242
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,437,492,990
                                                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................................................     146,457,500
    Investment management fee...............................................................         806,049
    Plan of distribution fee................................................................         212,176
Accrued expenses and other payables.........................................................         207,525
                                                                                              --------------

     TOTAL LIABILITIES......................................................................     147,683,250
                                                                                              --------------

     NET ASSETS.............................................................................  $2,289,809,740
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,289,800,162
Accumulated undistributed net investment income.............................................           9,578
                                                                                              --------------

     NET ASSETS.............................................................................  $2,289,809,740
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE,
  2,289,810,262 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........................................           $1.00
                                                                                              --------------
                                                                                              --------------


                       SEE NOTES TO FINANCIAL STATEMENTS

46
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999


NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $69,966,029
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    8,443,285
Plan of distribution fee.......................................................................    2,159,334
Transfer agent fees and expenses...............................................................      337,901
Registration fees..............................................................................      222,819
Custodian fees.................................................................................       91,581
Shareholder reports and notices................................................................       70,262
Professional fees..............................................................................       67,283
Trustees' fees and expenses....................................................................       18,543
Other..........................................................................................       29,873
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   11,440,881

Less: expense offset...........................................................................      (91,461)
                                                                                                 -----------

     NET EXPENSES..............................................................................   11,349,420
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   58,616,609

     NET REALIZED GAIN.........................................................................       23,373
                                                                                                 -----------

NET INCREASE...................................................................................  $58,639,982
                                                                                                 -----------
                                                                                                 -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              47
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 1999   JUNE 30, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   58,616,609  $   56,736,920
Net realized gain...........................................................          23,373           5,223
                                                                              --------------  --------------

     NET INCREASE...........................................................      58,639,982      56,742,143
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................     (58,616,865)    (56,742,296)
Net realized gain...........................................................         (22,054)       --
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (58,638,919)    (56,742,296)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............     420,417,833     235,864,187
                                                                              --------------  --------------

     NET INCREASE...........................................................     420,418,896     235,864,034

NET ASSETS:
Beginning of period.........................................................   1,869,390,844   1,633,526,810
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,578 AND $9,834,
    RESPECTIVELY)...........................................................  $2,289,809,740  $1,869,390,844
                                                                              --------------  --------------
                                                                              --------------  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

48
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding

                                                                              49
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

$1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of the Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.10%.

50
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1999 aggregated $4,857,062,020 and $4,443,846,050, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $1,400.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1999, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,900. At June 30, 1999, the Trust had an accrued pension liability of $50,817 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1999    JUNE 30, 1998
                                                                   ---------------  ---------------
Shares sold......................................................    7,461,949,724    6,715,086,000
Shares issued in reinvestment of dividends and distributions.....       58,638,919       56,742,296
                                                                   ---------------  ---------------
                                                                     7,520,588,643    6,771,828,296
Shares repurchased...............................................   (7,100,170,810)  (6,535,964,109)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................      420,417,833      235,864,187
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------

6. FEDERAL INCOME TAX STATUS


During the year ended June 30, 1999, the Trust utilized all of its capital loss carryover of approximately $1,300.


                                                                              51
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust (the "Trust") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1999


--------------------------------------------------------------------------------

                      1999 FEDERAL TAX NOTICE (UNAUDITED)



       For  the year  ended June 30,  1999, all of  the Trust's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.


52
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Trust's financial performance for the past 5 fiscal years of the Trust. Certain information reflects financial results for a single Trust share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Trust's financial statements, is included in this Prospectus.



 YEAR ENDED JUNE 30                                 1999           1998           1997           1996         1995
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.023          0.028          0.028          0.028          0.029
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.023)        (0.028)        (0.028)        (0.028)        (0.029)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       2.31%          2.84%          2.83%          2.82%          2.89%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.63%(1)       0.64%          0.66%(1)       0.67%          0.67%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              2.28%          2.79%          2.78%          2.79%          2.86%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $625,753       $549,779       $431,382       $384,218       $313,566
---------------------------------------------------------------------------------------------------------------------


(1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              53
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999


PRINCIPAL
AMOUNT IN                                      COUPON      DEMAND
THOUSANDS                                       RATE+       DATE*         VALUE
-------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT
              SHORT-TERM VARIABLE RATE
              MUNICIPAL OBLIGATIONS (63.4%)
 $ 7,900        Alameda-Contra Costa Schools
                Financing Authority, Capital
                Improvements Ser B COPs.....      3.40%    07/08/99  $      7,900,000
  11,350        Anaheim, 1993 COPs
                (AMBAC).....................      3.25     07/08/99        11,350,000
  11,970        California Alternative
                Energy Source Financing
                Authority, General Electric
                Capital Corp-Arroyo Energy
                1993 Ser B (AMT)**..........      3.05     07/08/99        11,970,000
              California Economic
              Development Financing
              Authority,
   1,000        California Independent
                System Operator Corp 1998
                Ser A.......................      3.05     07/01/99         1,000,000
   6,700        California Independent
                System Operator Corp 1998
                Ser B.......................      2.85     07/01/99         6,700,000
   8,000        California Independent
                System Operator Corp 1998
                Ser D.......................      3.05     07/01/99         8,000,000
              California Educational
              Facilities Authority,
  10,000        California Institute of
                Technology Ser 1994.........      3.40     07/08/99        10,000,000
   2,000        Pepperdine University Ser
                B...........................      3.50     07/08/99         2,000,000
  15,165        Stanford University Ser
                L-5.........................      3.05     07/08/99        15,165,000
              California Health Facilities
              Financing Authority,
   5,000        Adventist Health System/West
                1998 Ser A (MBIA)...........      3.10     07/01/99         5,000,000
   5,000        Catholic Healthcare West
                1997 Ser C (MBIA)...........      3.00     07/08/99         5,000,000
  14,000        Memorial Health Services
                1994 Ser**..................      3.20     07/08/99        14,000,000
   9,500        St Francis Medical Center
                1995 Ser E (MBIA)**.........      3.35     07/08/99         9,500,000
   4,000        St Joseph Health System Ser
                1985A.......................      2.85     07/01/99         4,000,000
              California Pollution Control
              Financing Authority,
   5,040        Chevron USA Inc Ser 1983....      3.10     11/15/99         5,043,797
  10,485        Chevron USA Inc Ser 1984B...      3.15     06/15/00        10,490,365
   8,000        OMS Equity of Stanislaus Inc
                Ser 1987 (AMT)..............      3.75     07/01/99         8,000,000
   1,500        Pacific Gas & Electric Co
                1996 Ser E..................      3.30     07/01/99         1,500,000
   3,000        Shell Oil Co 1991 Ser B.....      2.85     07/01/99         3,000,000
  10,500        Shell Martinez Refining Co
                Ser 1996A (AMT).............      2.85     07/01/99        10,500,000
  16,500      California Public Capital
                Improvements Financing
                Authority, Pooled Ser 1988
                C**.........................      3.15     09/15/99        16,500,000
              California Statewide
              Communities Development
              Authority,
   5,450        House Ear Institute 1993 Ser
                A COPs......................      3.10     07/01/99         5,450,000
   3,230        John Muir/Mt Diablo Health
                System COPs (AMBAC).........      3.75     07/01/99         3,230,000
   6,100        St Joseph Health System
                COPs**......................      3.10     07/08/99         6,100,000
   9,500      Carlsbad Housing &
                Redevelopment Commission,
                Seascape Village
                Ser A of 1994**.............      3.30     07/08/99         9,500,000
   9,300      Contra Costa County,
                Multi-Family The Park
                Regency 1992 Ser A (AMT)....      3.15     07/08/99         9,300,000
  13,000      Foothill/Eastern
                Transportation Corridor
                Agency, Toll Road Ser
                1995C.......................      3.30     07/08/99        13,000,000
  10,500      Fremont, Creekside Village
                Multi-Family Issue D of
                1985........................      3.65     07/08/99        10,500,000
              Los Angeles, Multi-Family
   7,600        1985 Ser K..................      3.30     07/08/99         7,600,000
   4,900        1994 Ser A (AMT)............      3.20     07/01/99         4,900,000
   7,800      Los Angeles County
                Metropolitan Transportation
                Authority, Prop C Sales Tax
                Refg Ser 1993-A (MBIA)**....      3.35     07/08/99         7,800,000
   2,500      M-S-R Public Power Agency, San
                Juan Sub Lien Ser 1998F
                (MBIA)......................      3.05     07/01/99         2,500,000


                       SEE NOTES TO FINANCIAL STATEMENTS

54
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


PRINCIPAL
AMOUNT IN                                      COUPON      DEMAND
THOUSANDS                                       RATE+       DATE*         VALUE
-------------------------------------------------------------------------------------
 $ 8,500      Monterey County Financing
                Authority, 1995 Ser A.......      3.45%    07/08/99  $      8,500,000
  11,100      Newport Beach, Hoag Memorial
                Hospital Presbyterian Ser
                1992 & 1996 Ser B...........      3.15     07/01/99        11,100,000
              Oakland Joint Powers Financing
              Authority,
  12,000        1998 Ser A-1 (FSA)**........      3.40     07/08/99        12,000,000
   7,000        1998 Ser A-2 (FSA)..........      3.50     07/08/99         7,000,000
  17,000      Rancho California Water
                District Financing
                Authority, Ser 1998A
                (FGIC)......................      3.00     07/08/99        17,000,000
   3,800      Redlands, Orange Village Apts
                1988 Ser A (AMT)............      3.35     07/08/99         3,800,000
   8,000      Riverside County, 1985 Ser A
                COPs........................      3.20     07/08/99         8,000,000
  10,000      San Bernardino County, Medical
                Center Financing Ser 1998
                COPs (MBIA).................      3.00     07/08/99        10,000,000
   3,415      San Jacinto Unified School
                District Ser 1997 COPs......      3.45     07/08/99         3,415,000
   4,000      San Jose, Almaden Lake Village
                Apts Ser 1997 A (AMT).......      3.35     07/08/99         4,000,000
   7,200      San Jose Redevelopment Agency,
                Merged Area Ser 1996 B......      3.10     07/08/99         7,200,000
   8,600      San Jose-Santa Clara Clean
                Water Financing Authority,
                Sewer Ser 1995B (FGIC)......      3.25     07/08/99         8,600,000
  10,000      Santa Clara County Financing
                Authority, Valley Medical
                Center 1994 Ser B...........      3.10     07/08/99        10,000,000
  11,700      Southern California Public
                Power Authority,
                Transmission 1991 Sub Refg
                Ser (AMBAC).................      3.25     07/08/99        11,700,000
   6,400      Turlock, Irrigation District
                Ser 1988 A..................      3.10     07/08/99         6,400,000
  15,000      West Basin Municipal Water
                District, Ser 1997 B COPs...      3.20     07/08/99        15,000,000
   6,550      Western Riverside County
                Regional Wastewater
                Authority, Ser 1996.........      2.90     07/01/99         6,550,000
                                                                     ----------------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE
              MUNICIPAL OBLIGATIONS
              (AMORTIZED COST $396,764,162)........................       396,764,162
                                                                     ----------------


                                                                 YIELD TO
                                                                 MATURITY
                                          COUPON    MATURITY    ON DATE OF
                                           RATE       DATE       PURCHASE
                                          -------   ---------  ------------
          CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (29.8%)
          California Pollution Control
          Financing Authority,
  11,600    Southern California Edison
            Co Ser 1985 A...............    2.85%    07/27/99         2.85%      11,600,000
   5,000    Southern California Edison
            Co Ser 1985 A...............    3.00     08/10/99         3.00        5,000,000
   4,500    Southern California Edison
            Co Ser 1985 A...............    3.00     08/16/99         3.00        4,500,000
   5,000    Thermal Energy Development
            Partnership Ser A (AMT).....    2.60     07/22/99         2.60        5,000,000
   5,000  Chula Vista, San Diego Gas &
            Electric Co Ser 1992 C
            (AMT).......................    3.00     10/14/99         3.00        5,000,000
   5,000  Contra Costa Water District,
            Ser A.......................    2.90     07/20/99         2.90        5,000,000
          East Bay Municipal Utility
          District,
   4,000    Water.......................    3.15     08/19/99         3.15        4,000,000
   5,200    Water.......................    3.00     09/23/99         3.00        5,200,000
          Los Angeles,
   8,000    Wastewater Ser 1997.........    2.80     08/11/99         2.80        8,000,000
   9,000    Wastewater Ser 1997.........    3.20     08/18/99         3.20        9,000,000
   4,000  Los Angeles County
            Metropolitan Transportation
            Authority, Sales Tax Ser
            A...........................    3.00     08/11/99         3.00        4,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              55
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED


                                                                 YIELD TO
PRINCIPAL                                                        MATURITY
AMOUNT IN                                 COUPON    MATURITY    ON DATE OF
THOUSANDS                                  RATE       DATE       PURCHASE         VALUE
-------------------------------------------------------------------------------------------
 $10,000  Metropolitan Water District of
            Southern California, Ser
            1996 B......................    2.80%    08/12/99         2.80%   $  10,000,000
   4,000  Sacramento Municipal Utility
            District, Ser I.............    2.65     07/29/99         2.65        4,000,000
          San Diego,
   9,000    San Diego Gas & Electric Co
            1995 Ser B..................    2.80     08/09/99         2.80        9,000,000
   7,500    San Diego Gas & Electric Co
            1995 Ser B..................    3.00     08/18/99         3.00        7,500,000
          San Diego County Water
          Authority,
   6,500    Ser #1......................    2.75     08/10/99         2.75        6,500,000
   4,000    Ser #1......................    3.00     08/19/99         3.00        4,000,000
  10,000    Ser #1......................    3.15     09/08/99         3.15       10,000,000
   9,000  San Francisco Bay Area Transit
            Financing Authority, Ser
            1998 B......................    3.15     09/20/99         3.15        9,000,000
   3,225  San Francisco Airport
            Commission, San Francisco
            International Airport Ser
            1997 A (AMT)................    2.95     08/12/99         2.95        3,225,000
          San Joaquin County
          Transportation Authority,
   4,500    Sales Tax Ser 1997..........    2.90     07/14/99         2.90        4,500,000
  13,000    Sales Tax Ser 1997..........    3.20     08/23/99         3.20       13,000,000
   6,000    Sales Tax Ser 1997..........    2.70     08/25/99         2.70        6,000,000
          University of California
          Regents,
   9,500    Ser A.......................    2.45     07/20/99         2.45        9,500,000
   6,000    Ser A.......................    3.10     08/19/99         3.10        6,000,000

          PUERTO RICO
          Puerto Rico Government
          Development Bank,
   5,000    Ser 1996....................    2.85     07/21/99         2.85        5,000,000
   9,177    Ser 1996....................    2.85     09/13/99         2.85        9,177,000
   4,100    Ser 1996....................    3.00     10/07/99         3.00        4,100,000
                                                                              -------------

          TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
          (AMORTIZED COST $186,802,000)....................................     186,802,000
                                                                              -------------

          CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (19.1%)
          Alameda County,
  10,000    1998-99 TRANs, dtd
            07/08/98....................    4.50     07/07/99         3.60       10,001,427
   7,000    1999-2000 TRANs, dtd
            07/08/99 (WI)...............    4.00     07/07/00         3.32        7,045,920
  10,000  California Community College
            Financing Authority, 1999
            Ser A TRANs, dtd 07/01/99
            (WI)........................    4.00     06/30/00         3.09       10,088,000
          California School Cash Reserve
          Program Authority,
  10,000    1998 Pool Ser A, dtd
            07/02/98....................    4.50     07/02/99         3.74       10,000,201
  26,000    1999 Pool Ser A (AMBAC), dtd
            07/02/99 (WI)...............    4.00     07/03/00         3.10       26,227,500
  10,000  Fresno County, 1998-99 TRANs,
            dtd 07/02/98................    4.00     07/01/99         3.59       10,000,000
   7,000  Kern County, Ser 1999-2000
            TRANs, dtd 07/01/99 (WI)....    4.00     06/30/00         3.15        7,057,470
  24,700  Los Angeles County, 1999-2000
            Ser A TRANs,
            dtd 07/01/99 (WI)...........    4.00     06/30/00         3.32       24,862,032
   6,000  San Francisco Unified School
            District, 1998 TRANs, dtd
            09/03/98....................    4.50     09/22/99         3.40        6,014,603


                       SEE NOTES TO FINANCIAL STATEMENTS

56
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

                                                                 YIELD TO
PRINCIPAL                                                        MATURITY
AMOUNT IN                                 COUPON    MATURITY    ON DATE OF
THOUSANDS                                  RATE       DATE       PURCHASE         VALUE
-------------------------------------------------------------------------------------------
 $ 8,000  Ventura County, Ser 1999
            TRANs, dtd 07/01/99 (WI)....    4.00%    07/06/00         3.20%   $   8,062,800
                                                                              -------------

          TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
          (AMORTIZED COST $119,359,953)....................................     119,359,953
                                                                              -------------

TOTAL INVESTMENTS
(AMORTIZED COST $702,926,115) (a)...........................      112.3%     702,926,115

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..............      (12.3)     (77,172,833)
                                                                  -----    -------------

NET ASSETS..................................................      100.0%   $ 625,753,282
                                                                  -----    -------------
                                                                  -----    -------------


---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
TRANs  Tax and Revenue Anticipation Notes.
 WI    Security purchased on a "when-issued" basis.
  +    Rate shown is rate in effect at June 30, 1999.
  *    Date on which the principal amount can be recovered through demand.
 ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities.
 (a)   Cost is the same for federal income tax purposes.

BOND INSURANCE:
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              57
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999


ASSETS:
Investments in securities, at value
  (amortized cost $702,926,115)...............................................................  $702,926,115
Cash..........................................................................................     2,849,211
Interest receivable...........................................................................     3,744,953
Prepaid expenses..............................................................................        11,290
                                                                                                ------------

     TOTAL ASSETS.............................................................................   709,531,569
                                                                                                ------------

LIABILITIES:
Payable for:
    Investments purchased.....................................................................    83,343,722
    Investment management fee.................................................................       278,988
    Plan of distribution fee..................................................................        57,667
Accrued expenses and other payables...........................................................        97,910
                                                                                                ------------

     TOTAL LIABILITIES........................................................................    83,778,287
                                                                                                ------------

     NET ASSETS...............................................................................  $625,753,282
                                                                                                ------------
                                                                                                ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $625,752,922
Accumulated undistributed net investment income...............................................           360
                                                                                                ------------

     NET ASSETS...............................................................................  $625,753,282
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE PER SHARE,
  625,752,922 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ------------
                                                                                                ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

58
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

NET INVESTMENT INCOME AND NET INCREASE:

INTEREST INCOME................................................................................  $18,799,070
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    3,130,854
Plan of distribution fee.......................................................................      639,971
Transfer agent fees and expenses...............................................................       85,955
Professional fees..............................................................................       65,429
Shareholder reports and notices................................................................       45,847
Registration fees..............................................................................       33,707
Custodian fees.................................................................................       29,762
Trustees' fees and expenses....................................................................       18,006
Other..........................................................................................       13,224
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,062,755

Less: expense offset...........................................................................      (29,703)
                                                                                                 -----------

     NET EXPENSES..............................................................................    4,033,052
                                                                                                 -----------

NET INVESTMENT INCOME AND NET INCREASE.........................................................  $14,766,018
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              59
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                    JUNE 30,      JUNE 30,
                                                                                      1999          1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 14,766,018  $ 15,064,430
Net realized gain...............................................................       --              2,410
                                                                                  ------------  ------------

     NET INCREASE...............................................................    14,766,018    15,066,840

Dividends from net investment income............................................   (14,765,860)  (15,064,414)
Net increase from transactions in shares of beneficial interest.................    75,973,793   118,394,453
                                                                                  ------------  ------------

     NET INCREASE...............................................................    75,973,951   118,396,879

NET ASSETS:
Beginning of period.............................................................   549,779,331   431,382,452
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $360 AND $202,
    RESPECTIVELY)...............................................................  $625,753,282  $549,779,331
                                                                                  ------------  ------------
                                                                                  ------------  ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

60
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT


Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not


                                                                              61
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.10%.

62
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1999 aggregated $1,497,166,282 and $1,369,002,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $750.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension cost for the year ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,388. At June 30, 1999, the Trust had an accrued pension liability of $39,918 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 1999   JUNE 30, 1998
                                          --------------  --------------
Shares sold.............................   2,258,604,717   1,906,367,914
Shares issued in reinvestment of
 dividends..............................      14,765,860      15,064,414
                                          --------------  --------------
                                           2,273,370,577   1,921,432,328
Shares repurchased......................  (2,197,396,784) (1,803,037,875)
                                          --------------  --------------
Net increase in shares outstanding......      75,973,793     118,394,453
                                          --------------  --------------
                                          --------------  --------------


                                                                              63
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust (the "Trust") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1999



                      1999 FEDERAL TAX NOTICE (UNAUDITED)



       For  the year  ended June 30,  1999, all of  the Trust's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.


64
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Trust's financial performance for the past 5 fiscal years of the Trust. Certain information reflects financial results for a single Trust share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Trust's financial statements, is included in this Prospectus.



 YEAR ENDED JUNE 30                                 1999           1998           1997           1996         1995
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.045          0.049          0.048          0.049          0.048
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.045)        (0.049)        (0.048)        (0.049)        (0.048)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       4.64%          5.05%          4.92%          5.03%          4.92%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.61%          0.63%          0.64%          0.65%          0.67%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              4.50%          4.93%          4.78%          4.93%          4.84%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions             $995           $699           $620           $571           $542
---------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              65
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 1999

                                                                                   ANNUALIZED
PRINCIPAL                             DESCRIPTION                                     YIELD
AMOUNT IN                                 AND                                      ON DATE OF
THOUSANDS                            MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (95.0%)
$ 84,810   Federal Farm Credit Bank 07/15/99 - 05/26/00......................     4.74 - 5.44%      $ 82,595,762
 439,502   Federal Home Loan Banks 07/07/99 - 04/28/00.......................      4.72 - 5.12       436,558,191
 318,212   Federal Home Loan Mortgage Corp. 07/01/99 - 10/18/99..............      4.77 - 4.92       316,579,660
  68,000   Federal National Mortgage Assoc. 08/06/99 - 09/16/99..............      4.73 - 5.04        67,480,835
  17,300   Student Loan Marketing Assoc.
             07/30/99........................................................         4.81            17,233,525
  25,000   Tennessee Valley Authority
             08/02/99........................................................         5.04            24,888,444
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $945,336,417)..........................................................   945,336,417
                                                                                                    ------------

           U.S. GOVERNMENT OBLIGATION (0.7%)
   7,000   U.S. Treasury Bill
             09/02/99 (AMORTIZED COST $6,944,630)............................         4.62             6,944,630
                                                                                                    ------------

           REPURCHASE AGREEMENT (4.4%)
  43,665   The Banc of America Securities LLC
             4.95% due 07/01/99 (dated 06/30/99;
             proceeds $43,671,004)(a)
             (IDENTIFIED COST $43,665,000)...................................                         43,665,000
                                                                                                    ------------

TOTAL INVESTMENTS
(AMORTIZED COST $995,946,047) (b).........................................................  100.1 %   995,946,047

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.1)       (498,504)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 995,447,543
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

(a) Collateralized by $49,150,000 Federal National Mortgage Assoc. 5.50% due 01/01/14 valued at $44,975,140.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

66
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999

ASSETS:
Investments in securities, at value
  (amortized cost $995,946,047)...............................................................  $995,946,047
Cash..........................................................................................         4,015
Interest receivable...........................................................................       154,999
Prepaid expenses and other assets.............................................................        36,408
                                                                                                ------------

     TOTAL ASSETS.............................................................................   996,141,469
                                                                                                ------------

LIABILITIES:
Payable for:
    Investment management fee.................................................................       417,626
    Plan of distribution fee..................................................................        93,490
Accrued expenses and other payables...........................................................       182,810
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       693,926
                                                                                                ------------

     NET ASSETS...............................................................................  $995,447,543
                                                                                                ------------
                                                                                                ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $995,447,115
Accumulated undistributed net investment income...............................................           428
                                                                                                ------------

     NET ASSETS...............................................................................  $995,447,543
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE PER SHARE,
  995,447,115 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).............................................         $1.00
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              67
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $46,466,522
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    4,153,807
Plan of distribution fee.......................................................................      896,569
Registration fees..............................................................................      197,803
Transfer agent fees and expenses...............................................................      113,284
Professional fees..............................................................................       65,401
Custodian fees.................................................................................       56,243
Shareholder reports and notices................................................................       53,694
Trustees' fees and expenses....................................................................       18,559
Other..........................................................................................       13,236
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,568,596
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   40,897,926

     NET REALIZED GAIN.........................................................................       36,800
                                                                                                 -----------

NET INCREASE...................................................................................  $40,934,726
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

68
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                    JUNE 30,      JUNE 30,
                                                                                      1999          1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 40,897,926  $ 34,376,188
Net realized gain...............................................................        36,800       --
                                                                                  ------------  ------------

     NET INCREASE...............................................................    40,934,726    34,376,188
                                                                                  ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................   (40,897,560)  (34,376,623)
Net realized gain...............................................................       (36,800)      --
                                                                                  ------------  ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..........................................   (40,934,360)  (34,376,623)
                                                                                  ------------  ------------
Net increase from transactions in shares of beneficial interest.................   296,470,113    78,528,472
                                                                                  ------------  ------------

     NET INCREASE...............................................................   296,470,479    78,528,037

NET ASSETS:
Beginning of period.............................................................   698,977,064   620,449,027
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $428 AND $62,
    RESPECTIVELY)...............................................................  $995,447,543  $698,977,064
                                                                                  ------------  ------------
                                                                                  ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              69
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not

70
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the

                                                                              71
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1999 aggregated $16,947,687,458 and $16,694,551,347, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $700.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,899. At June 30, 1999, the Trust had an accrued pension liability of $50,816 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                    FOR THE YEAR       FOR THE YEAR
                                                                        ENDED              ENDED
                                                                    JUNE 30, 1999      JUNE 30, 1998
                                                                   ---------------    ---------------
Shares sold......................................................    3,141,395,012      2,429,444,279
Shares issued in reinvestment of dividends and distributions.....       40,910,486         34,349,876
                                                                   ---------------    ---------------
                                                                     3,182,305,498      2,463,794,155
Shares repurchased...............................................   (2,885,835,385)    (2,385,265,683)
                                                                   ---------------    ---------------
Net increase in shares outstanding...............................      296,470,113         78,528,472
                                                                   ---------------    ---------------
                                                                   ---------------    ---------------

72
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Active Assets Government Securities Trust (the "Trust") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1999

                                                                              73
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                                    PROSPECTUS - AUGUST 23, 1999


Additional information about each Fund's investments is available in the Fund's SEMI-ANNUAL REPORT TO SHAREHOLDERS. The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about each Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:


                         www.msdw.com/individual/funds


Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

 TICKER SYMBOLS:

ACTIVE ASSETS MONEY
TRUST                         AAMT
--------------------        -------

ACTIVE ASSETS
TAX-FREE TRUST                AATF
--------------------        -------

ACTIVE ASSETS
CALIFORNIA TAX-FREE
TRUST                         AACT
--------------------        -------

ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST              AAGS
--------------------        -------

(THE FUND'S INVESTMENT COMPANY ACT FILE NOS. ARE 811-3159
                                                 811-3162
                                                 811-6530
                                                 811-3165)

Active Assets
                                                                     MONEY TRUST
                                                                  TAX-FREE TRUST
                                                       CALIFORNIA TAX-FREE TRUST
                                                     GOVERNMENT SECURITIES TRUST

                               [BACK COVER PHOTO]

                                       FOUR DIFFERENT MONEY MARKET FUNDS OFFERED
                                EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE ASSETS
                                 ACCOUNT-Registered Trademark- FINANCIAL SERVICE
                                         PROGRAM AND TO OTHER INVESTORS WHO HAVE
                                   BROKERAGE ACCOUNTS WITH DEAN WITTER REYNOLDS.

STATEMENT OF ADDITIONAL INFORMATION                                 ACTIVE
AUGUST 23, 1999                                                     ASSETS
                                                                    MONEY TRUST
                                                                    ACTIVE
                                                                    ASSETS
                                                                    TAX-FREE
                                                                    TRUST
                                                                    ACTIVE
                                                                    ASSETS
                                                                    CALIFORNIA
                                                                    TAX-FREE
                                                                    TRUST
                                                                    ACTIVE
                                                                    ASSETS
                                                                    GOVERNMENT
                                                                    SECURITIES
                                                                    TRUST

--------------------------------------------------------------------------------



    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS dated August 23rd, 1999 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I. History of the Funds................................................................          4

II. Description of the Funds and Their Investments and Risks...........................          4

  A. Classification....................................................................          4

  B. Investment Strategies and Risks...................................................          4

  C. Investment Objective/Policies/Investment Restrictions.............................         12

III. Management of the Funds...........................................................         17

  A. Board of Trustees.................................................................         17

  B. Management Information............................................................         17

  C. Compensation......................................................................         22

IV. Control Persons and Principal Holders of Securities................................         26

V. Investment Management and Other Services............................................         26

  A. Investment Manager................................................................         26

  B. Principal Underwriter.............................................................         27

  C. Services Provided by the Investment Manager and Fund Expenses Paid by Third
   Parties.............................................................................         28

  D. Rule 12b-1 Plan...................................................................         28

  E. Other Service Providers...........................................................         31

VI. Brokerage Allocation and Other Practices...........................................         31

  A. Brokerage Transactions............................................................         31

  B. Commissions.......................................................................         32

  C. Brokerage Selection...............................................................         32

  D. Directed Brokerage................................................................         33

  E. Regular Broker-Dealers............................................................         33

VII. Capital Stock and Other Securities................................................         33

VIII. Purchase, Redemption and Pricing of Shares.......................................         34

  A. Purchase/Redemptions of Shares....................................................         34

  B. Offering Price....................................................................         34

IX. Taxation of the Funds and Their Shareholders.......................................         36

X. Underwriters........................................................................         38

XI. Calculation of Performance Data....................................................         38

XII. Financial Statements..............................................................         39

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered no-load open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund is organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, each Fund was organized on March 30, 1981. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

ACTIVE ASSETS MONEY TRUST--    high current income, preservation of capital
                               and liquidity.

ACTIVE ASSETS TAX-FREE         to provide as high a level of daily income
TRUST--                        exempt from federal personal income tax as is
                               consistent with stability of principal and
                               liquidity.

ACTIVE ASSETS CALIFORNIA TAX-  to provide as high a level of daily income
FREE TRUST--                   exempt from federal and California personal
                               income tax as is consistent with stability of
                               principal and liquidity.

ACTIVE ASSETS GOVERNMENT       high current income, preservation of capital
SECURITIES TRUST--             and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, or other securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each of the Funds may invest in variable rate and floating rate obligations. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time each of the Funds other than ACTIVE ASSETS MONEY TRUST may purchase eligible portfolio securities, on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST ONLY

    LEASE OBLIGATIONS. Included within the revenue bonds category in which ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    PUT OPTIONS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from Federal income tax and, with respect to ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

    A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    TAXABLE SECURITIES. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest up to 20% of its total assets in taxable money market instruments including, with respect to CALIFORNIA TAX-FREE TRUST, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by CALIFORNIA TAX-FREE TRUST.

    The types of taxable money market instruments in which TAX-FREE TRUST and CALIFORNIA TAX-FREE TRUST may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--MONEY TRUST AND/OR GOVERNMENT SECURITIES TRUST ONLY

    LENDING PORTFOLIO SECURITIES. Each of ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of their securities.

    REVERSE REPURCHASE AGREEMENTS. ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.

    YEAR 2000. The investment management services provided to the Funds by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which each Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, each Fund's investments may be adversely affected.

    THE STATE OF CALIFORNIA--SPECIAL INVESTMENT CONSIDERATIONS APPLICABLE TO ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST ONLY. The following describes certain risks with respect to municipal obligations of California issuers in which ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information.

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

    Certain debt obligations held by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.

    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In NORDLINGER V. HAHN, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

    In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of state revenues to California issuers or in the ability of California issuers to pay their obligations.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

    In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

    California is the most populous state in the nation with a total population estimated at 32.9 million. The State now comprises 12.3% of the nation's population and 12.5% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been recovering and growing steadily stronger since the start of 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998, compared to over 10% at the worst of the recession. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next year, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain Asian economies, and its spillover effect elsewhere, may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

    The Governor signed the 1998-99 Budget Act on August 21, 1998. The 1998-99 Budget Act is based on projected General Fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2% increase from the revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the Governor's May Revision to the 1998-99 Budget and may be overstated in light of the possible effect on California's economic growth of worsening economic problems in various international markets.

    The Budget Act provides authority for expenditures of $57.3 billion from the General Fund (a 7.3% increase from 1997-98), $14.7 billion from Special Funds, and $3.4 billion from bond funds. The Budget Act projects a balance in the SFEU at June 30, 1999 of $1.255 billion, a little more than 2% of General Fund revenues. The Budget Act assumes the State will carry out its normal intra-year cash flow borrowing in the amount of $1.7 billion of revenue anticipation notes issued in October, 1998.

    The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element is a bill which provides for a phased-in reduction of the Vehicle License Fee (VLF). Since the VLF is currently transferred to cities and counties, the bill provides for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

    The Governor's proposed budget for fiscal year 1999-2000 proposes total State spending of $76.2 billion (excluding the expenditure of federal funds and selected bond funds), which is up 4.1% from the 1998-1999 budget. This total includes $60.5 billion in General Fund spending (a 3.8% increase) and $15.7 in special funds spending. The Governor's proposed budget anticipates a $415 million reserve by the close of the fiscal year. The proposed budget addresses an anticipated funding shortfall of $2.3 billion (which includes funds to rebuild the reserve) through a combination of new state and federal resources, the rescheduling of certain expenditures, under budgeting certain expenditures, spending cutbacks, and savings assumptions.

    As of February 1, 1999, the State had over $19.1 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $14.3 billion remained unissued as of February 1, 1999. At the November 3, 1998 election voters approved a bond measure totaling $9.2 billion for public school construction and renovation, and for higher education facilities. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of February 1, 1999, the State had approximately $6.7 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $24.6 billion aggregate principal amount of revenue bonds and notes outstanding as of September 30, 1998. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

    Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and S&P raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA- referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves.

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

    YEAR 2000. In October 1997 the Governor issued Executive Order W-163-97 stating that Year 2000 solutions would be a State priority and requiring each agency of the State, no later than December 31, 1998, to address Year 2000 problems in their essential systems and protect those systems from corruption by non-compliant systems, in accordance with the Department of Information Technology's California 2000 Program. The State reports that, although substantial progress has been made toward the goal of Y2K compliance, the task is still very large and will likely encounter unexpected difficulties. The State cannot predict whether all mission critical systems will be ready and tested by late 1999 or what impact the failure of any particular information technology systems or of outside interfaces with technology information systems might have. The State Treasurer's Office reports that as of December 31, 1998, its systems for bond payments were fully Y2K compliant. There can be no assurance that steps being taken by state or local government agencies with respect to the Year 2000 problem will be sufficient to avoid any adverse impact upon the budgets or operations of those agencies.

    ORANGE COUNTY. On December 6, 1994, Orange County, California, became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%. In December, 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba. In February 1998, Fitch assigned outstanding Orange County pension obligation bonds a BBB rating.

    LOS ANGELES COUNTY. Los Angeles County, the nation's largest county, has also experienced financial difficulty. In August 1995 the credit rating of the county's long-term bonds was downgraded for the third time since 1992 as a result of, and among other things, severe operating deficits for the county's health care system. In addition, the county was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In December 1998, Moody's raised the ratings on the County's general obligation bonds to A1 from A2. The City of Los Angeles is the largest city in the county and its general obligation bonds are rated AA by S&P and Aa by Moody's. In April 1999, the Los Angeles County Chief Administrative Officer proposed an approximately $14.4 billion 1999-00 budget, approximately 5.1% larger than the 1998-99 budget. For a second year in a row the budget would not require cuts in services and jobs to cover a deficit in the County's health department.

    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

C. INVESTMENT OBJECTIVE/POLICIES/INVESTMENT RESTRICTIONS

    Each Fund's investment objective/policies/restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

ACTIVE ASSETS MONEY TRUST

    ACTIVE ASSETS MONEY TRUST will:

    1. Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS MONEY TRUST will not:

    1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such securities;

    3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security);

    4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities;

    5. Purchase any common stocks or other equity securities;

    6. Make loans to others, except through permitted purchases of debt obligations and repurchase agreements and loans of portfolio securities, not in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

    7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

    8. Purchase securities on margin or sell short;

    9. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

    10. Purchase securities for which there are legal or contractual restrictions on resale (I.E. restricted securities), except for repurchase agreements;

    11. Underwrite securities of other issuers;

    12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    13. Participate on a joint or joint and several basis in any securities trading account;

    14. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    15. Purchase securities of any issuer for the purpose of exercising control or management; and

    16. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

ACTIVE ASSETS TAX-FREE TRUST

    ACTIVE ASSETS TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS TAX-FREE TRUST will not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

     2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

     3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

     4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities;

     5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     6. Invest in common stock;

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     8. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

     9. Purchase or sell commodities or commodity futures contracts;

    10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    11. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

    12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    13. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction
5. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

    14. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

    15. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    16. Make short sales of securities;

    17. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    18. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

    19. Invest for the purpose of exercising control or management of any other issuer.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not:

     1. Invest in common stock;

     2. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

     3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks);

     4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

     5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein;

     6. Purchase or sell commodities or commodity futures contracts;

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed);


     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money;

    10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    11. Make short sales of securities;

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security;

    14. Invest for the purpose of exercising control or management of any other issuer;

    15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions); and

    18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will:

     1. Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will not:

     1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

     2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

     4. Sell securities short or purchase securities on margin;

     5. Write or purchase put or call options;

     6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

     8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities;

    10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

    11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of each of the Funds consists of the same eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor.

    The Trustees and executive officers of the Funds, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 90 Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series, are shown below.


      NAME, AGE, POSITION WITH FUNDS AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (58) ...................................  Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Kmart Corporation                                   Funds and Discover Brokerage Index Series; formerly
3100 West Big Beaver Road                               Chairman and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                          Corporation (November, 1995-November, 1998) and President
                                                        and Chief Executive Officer of Hills Department Stores
                                                        (May, 1991-July, 1995); formerly variously Chairman, Chief
                                                        Executive Officer, President and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise Group of Sears,
                                                        Roebuck and Co.; Director of Eaglemark Financial Services,
                                                        Inc. and Weirton Steel Corporation.

Charles A. Fiumefreddo* (66) .........................  Chairman, Director or Trustee and Chief Executive Officer
Chairman of the Board                                   of the Morgan Stanley Dean Witter Funds and Discover
Chief Executive Officer and Trustee                     Brokerage Index Series; formerly Chairman, Chief Executive
Two World Trade Center                                  Officer and Director of the Investment Manager, the
New York, New York                                      Distributor and MSDW Services Company; Executive Vice
                                                        President and Director of Dean Witter Reynolds; Chairman
                                                        and Director of the Transfer Agent; formerly Director
                                                        and/or officer of various MSDW subsidiaries (until June,
                                                        1998).

Edwin J. Garn (67) ...................................  Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                                 Funds and Discover Brokerage Index Series; formerly United
c/o Huntsman Corporation                                States Senator (R-Utah) (1974-1992) and Chairman, Senate
500 Huntsman Way                                        Banking Committee (1980-1986); formerly Mayor of Salt Lake
Salt Lake City, Utah                                    City, Utah (1971-1974); formerly Astronaut, Space Shuttle
                                                        Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                                        Corporation (chemical company); Director of Franklin Covey
                                                        (time management systems), BMW Bank of North America, Inc.
                                                        (industrial loan corporation), United Space Alliance
                                                        (joint venture between Lockheed Martin and the Boeing
                                                        Company) and Nuskin Asia Pacific (multilevel marketing);
                                                        member of the board of various civic and charitable
                                                        organizations.

      NAME, AGE, POSITION WITH FUNDS AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Wayne E. Hedien (65) .................................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds and Discover Brokerage Index Series; Director
c/o Mayer, Brown & Platt                                of The PMI Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees                     Trustee and Vice Chairman of The Field Museum of Natural
1675 Broadway                                           History; formerly associated with the Allstate Companies
New York, New York                                      (1966-1994), most recently as Chairman of The Allstate
                                                        Corporation (March, 1993-December, 1994) and Chairman and
                                                        Chief Executive Officer of its wholly-owned subsidiary,
                                                        Allstate Insurance Company (July, 1989-December, 1994);
                                                        director of various other business and charitable
                                                        organizations.

Dr. Manuel H. Johnson (50) ...........................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Chairman of the Audit Committee and Director or Trustee of
Washington, D.C.                                        the Morgan Stanley Dean Witter Funds and Discover
                                                        Brokerage Index Series; Director of Greenwich Capital
                                                        Markets, Inc. (broker-dealer) and NVR, Inc. (home
                                                        construction); Chairman and Trustee of the Financial
                                                        Accounting Foundation (oversight organization of the
                                                        Financial Accounting Standards Board); formerly Vice
                                                        Chairman of the Board of Governors of the Federal Reserve
                                                        System (1986-1990) and Assistant Secretary of the U.S.
                                                        Treasury.

Michael E. Nugent (63) ...............................  General Partner, Triumph Capital, L.P., a private
Trustee                                                 investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                               Committee and Director or Trustee of the Morgan Stanley
237 Park Avenue                                         Dean Witter Funds and Discover Brokerage Index Series;
New York, New York                                      formerly Vice President, Bankers Trust Company and BT
                                                        Capital Corporation (1984-1988); director of various
                                                        business organizations.

Philip J. Purcell* (55) ..............................  Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, Dean Witter Reynolds and Novus Credit
1585 Broadway                                           Services Inc.; Director of the Distributor; Director or
New York, New York                                      Trustee of the Morgan Stanley Dean Witter Funds and
                                                        Discover Brokerage Index Series; Director and/or officer
                                                        of various MSDW subsidiaries.

      NAME, AGE, POSITION WITH FUNDS AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
John L. Schroeder (68) ...............................  Retired; Chairman of the Derivatives Committee and
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Mayer, Brown & Platt                                Funds and Discover Brokerage Index Series; Director of
Counsel to the Independent Trustees                     Citizens Utilities Company (telecommunications, gas,
1675 Broadway                                           electric and water utility company); formerly Executive
New York, New York                                      Vice President and Chief Investment Officer of the Home
                                                        Insurance Company (August, 1991-September, 1995).

Mitchell M. Merin (45) ...............................  President and Chief Operating Officer of Asset Management
President                                               of MSDW (since December, 1998); President and Director
Two World Trade Center                                  (since April, 1997) and Chief Executive Officer (since
New York, New York                                      June, 1998) of the Investment Manager and MSDW Services
                                                        Company; Chairman, Chief Executive Officer and Director of
                                                        the Distributor (since June, 1998); Chairman and Chief
                                                        Executive Officer (since June, 1998) and Director (since
                                                        January, 1998) of the Transfer Agent; Director of various
                                                        MSDW subsidiaries; President of the Morgan Stanley Dean
                                                        Witter Funds and Discover Brokerage Index Series (since
                                                        May, 1999); previously Chief Strategic Officer of the
                                                        Investment Manager and MSDW Services Company and Executive
                                                        Vice President of the Distributor (April, 1997-June,
                                                        1998), Vice President of the Morgan Stanley Dean Witter
                                                        Funds and Discover Brokerage Index Series (May,
                                                        1997-April, 1999), and Executive Vice President of Dean
                                                        Witter, Discover & Co.

Barry Fink (44) ......................................  Senior Vice President (since March, 1997) and Secretary
Vice President,                                         and General Counsel (since February, 1997) and Director
Secretary and General Counsel                           (since July, 1998) of the Investment Manager and MSDW
Two World Trade Center                                  Services Company; Senior Vice President (since March,
New York, New York                                      1997) and Assistant Secretary and Assistant General
                                                        Counsel (since February, 1997) of the Distributor;
                                                        Assistant Secretary of Dean Witter Reynolds (since August,
                                                        1996); Vice President, Secretary and General Counsel of
                                                        the Morgan Stanley Dean Witter Funds (since February,
                                                        1997); Vice President, Secretary and General Counsel of
                                                        Discover Brokerage Index Series; previously First Vice
                                                        President (June, 1993-February, 1997), Vice President and
                                                        Assistant Secretary and Assistant General Counsel of the
                                                        Investment Manager and MSDW Services Company and Assistant
                                                        Secretary of the Morgan Stanley Dean Witter Funds.

      NAME, AGE, POSITION WITH FUNDS AND ADDRESS               PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Jonathan R. Page (52) ................................  Senior Vice President of the Investment Manager; Vice
Vice President                                          President of various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Katherine H. Stromberg (51) ..........................  Vice President of the Investment Manager; Vice President
Vice President                                          of various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (53) ................................  First Vice President and Assistant Treasurer of the
Treasurer                                               Investment Manager, the Distributor and MSDW Services
Two World Trade Center                                  Company; Treasurer of the Morgan Stanley Dean Witter Funds
New York, New York                                      and Discover Brokerage Index Series.

------------------------
*Denotes Trustees who are "interested persons" of each Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, PETER M. AVELAR and JAMES F. WILLISON, Senior Vice Presidents of the Investment Manager, and JOSEPH R. ARCIERI and GERARD J. LIAN, Vice Presidents of the Investment Manager, are Vice Presidents of each Fund.


    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOU ANNE D. MCLNNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, a Staff Attorney with the Investment Manager, are Assistant Secretaries of each Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.



    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.



    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board.



    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Morgan Stanley Dean Witter Funds or even of these Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/ trustees arriving at conflicting decisions regarding operations and management of the Morgan Stanley Dean Witter Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Morgan Stanley Dean Witter Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.

    The following tables illustrate the compensation that each Fund paid to its Independent Trustees for the fiscal year ended June 30, 1999.

                               FUND COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
Wayne E. Hedien...............................................       1,650
Dr. Manuel H. Johnson.........................................       1,913
Michael E. Nugent.............................................       1,808
John L. Schroeder.............................................       1,808


                          ACTIVE ASSETS TAX-FREE TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
Wayne E. Hedien...............................................       1,650
Dr. Manuel H. Johnson.........................................       1,913
Michael E. Nugent.............................................       1,808
John L. Schroeder.............................................       1,808


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
Wayne E. Hedien...............................................       1,650
Dr. Manuel H. Johnson.........................................       1,913
Michael E. Nugent.............................................       1,808
John L. Schroeder.............................................       1,808


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
Wayne E. Hedien...............................................       1,650
Dr. Manuel H. Johnson.........................................       1,913
Michael E. Nugent.............................................       1,808
John L. Schroeder.............................................       1,808

    The following table illustrates the compensation paid to the Funds' Independent Trustees for the calendar year ended December 31, 1998 for services to the 90 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1998. No compensation was paid to the Funds' Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                              TOTAL CASH
                             COMPENSATION
                             FOR SERVICES
                                  TO
                               90 MORGAN
                                STANLEY
NAME OF                       DEAN WITTER
INDEPENDENT TRUSTEE              FUNDS
---------------------------  -------------
Michael Bozic..............    $120,150
Edwin J. Garn..............     132,450
Wayne E. Hedien............     132,350
Dr. Manuel H. Johnson......     155,681
Michael E. Nugent..........     159,731
John L. Schroeder..........     160,731


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including each Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.



    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036662% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses by the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


------------------------
1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

    The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each Fund for the fiscal year ended June 30, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including each Fund) for the calendar year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Funds as of June 30, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

  RETIREMENT BENEFITS FROM THE FUNDS AND ALL MORGAN STANLEY DEAN WITTER FUNDS

                           ACTIVE ASSETS MONEY TRUST


                                         FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS       ESTIMATED ANNUAL
                                    ---------------------------------    ACCRUED AS EXPENSES           BENEFITS
                                       ESTIMATED                                                  UPON RETIREMENT(2)
                                    CREDITED YEARS       ESTIMATED      ---------------------     -------------------
                                     OF SERVICE AT     PERCENTAGE OF                BY ALL          FROM     FROM ALL
                                      RETIREMENT         ELIGIBLE       BY THE     ADOPTING         THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)      COMPENSATION      FUND       FUNDS           FUND      FUNDS
----------------------------------  ---------------   ---------------   ------   ------------     --------   --------
Michael Bozic.....................          10             60.44%       $  387   $     22,377      $   937   $ 52,250
Edwin J. Garn.....................          10             60.44           578         35,225          937     52,250
Wayne E. Hedien...................           9             51.37           726         41,979          796     44,413
Dr. Manuel H. Johnson.............          10             60.44           235         14,047          937     52,250
Michael E. Nugent.................          10             60.44           408         25,336          937     52,250
John L. Schroeder.................           8             50.37           788         45,117          796     44,343


------------------------
2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

                            ACTIVE ASSETS TAX-FREE TRUST


                                         FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS       ESTIMATED ANNUAL
                                    ---------------------------------    ACCRUED AS EXPENSES           BENEFITS
                                       ESTIMATED                                                  UPON RETIREMENT(3)
                                    CREDITED YEARS       ESTIMATED      ---------------------     -------------------
                                     OF SERVICE AT     PERCENTAGE OF                BY ALL          FROM     FROM ALL
                                      RETIREMENT         ELIGIBLE       BY THE     ADOPTING         THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)      COMPENSATION      FUND       FUNDS           FUND      FUNDS
----------------------------------  ---------------   ---------------   ------   ------------     --------   --------
Michael Bozic.....................          10             60.44%       $  387   $     22,377      $   937   $ 52,250
Edwin J. Garn.....................          10             60.44           578         35,225          937     52,250
Wayne E. Hedien...................           9             51.37           726         41,979          796     44,413
Dr. Manuel H. Johnson.............          10             60.44           235         14,047          937     52,250
Michael E. Nugent.................          10             60.44           408         25,336          937     52,250
John L. Schroeder.................           8             50.37           788         45,117          796     44,343


------------------------
3 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

                      ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                         FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS       ESTIMATED ANNUAL
                                    ---------------------------------    ACCRUED AS EXPENSES           BENEFITS
                                       ESTIMATED                                                  UPON RETIREMENT(4)
                                    CREDITED YEARS       ESTIMATED      ---------------------     -------------------
                                     OF SERVICE AT     PERCENTAGE OF                BY ALL          FROM     FROM ALL
                                      RETIREMENT         ELIGIBLE       BY THE     ADOPTING         THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)      COMPENSATION      FUND       FUNDS           FUND      FUNDS
----------------------------------  ---------------   ---------------   ------   ------------     --------   --------
Michael Bozic.....................          10             60.44%       $  387   $     22,377      $   937   $ 52,250
Edwin J. Garn.....................          10             60.44           662         35,225          937     52,250
Wayne E. Hedien...................           9             51.37           726         41,979          796     44,413
Dr. Manuel H. Johnson.............          10             60.44           259         14,047          937     52,250
Michael E. Nugent.................          10             60.44           493         25,336          937     52,250
John L. Schroeder.................           8             50.37           788         45,117          796     44,343


------------------------
4 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

                     ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                         FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS       ESTIMATED ANNUAL
                                    ---------------------------------    ACCRUED AS EXPENSES           BENEFITS
                                       ESTIMATED                                                  UPON RETIREMENT(5)
                                    CREDITED YEARS       ESTIMATED      ---------------------     -------------------
                                     OF SERVICE AT     PERCENTAGE OF                BY ALL          FROM     FROM ALL
                                      RETIREMENT         ELIGIBLE       BY THE     ADOPTING         THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)      COMPENSATION      FUND       FUNDS           FUND      FUNDS
----------------------------------  ---------------   ---------------   ------   ------------     --------   --------
Michael Bozic.....................          10             60.44%       $  387   $     22,377      $   937   $ 52,250
Edwin J. Garn.....................          10             60.44           578         35,225          937     52,250
Wayne E. Hedien...................           9             51.37           726         41,979          796     44,413
Dr. Manuel H. Johnson.............          10             60.44           235         14,047          937     52,250
Michael E. Nugent.................          10             60.44           408         25,336          937     52,250
John L. Schroeder.................           8             50.37           788         45,117          796     44,343


------------------------
5 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    As of August 3rd, 1999, the following persons were known to own 5% or more of Active Assets Government Securities Trust: Millard S & Peggy Drexler, Trustees, Drexler Family Revocable Trust, U/A/D, 12-15-93, 3277 Pacific Avenue, San Francisco, CA, 94118-2026 - 6.052%, County of Summit Treasurer, Attn: Robert Newman, 175 South Main Street, Akron, OH 44308-1306 - 5.691%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to each Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to separate Investment Management Agreements (the "Management Agreements") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% of the portion of the daily net assets exceeding $3 billion; and with respect to ACTIVE ASSETS MONEY TRUST, 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of daily net assets exceeding $17.5 billion.



    For the fiscal years ended June 30, 1997, 1998 and 1999, ACTIVE ASSETS MONEY TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $23,990,221, $29,850,539 and $39,612,403, respectively.



    For the fiscal years ended June 30, 1997, 1998 and 1999, ACTIVE ASSETS TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $6,784,852, $7,412,622 and $8,443,285, respectively.



    For the fiscal years ended June 30, 1997, 1998 and 1999, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $2,156,152, $2,663,643 and $3,130,854, respectively.



    For the fiscal years ended June 30, 1997, 1998 and 1999, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $3,146,897, $3,338,933 and $4,153,807, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for each Fund.

B. PRINCIPAL UNDERWRITER

    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Fund. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Funds, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    Each Management Agreement will remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").

    Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each

Plan: (1) compensation to and expenses of Dean Witter Reynolds' and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    Dean Witter Reynolds Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    Each Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    ACTIVE ASSETS MONEY TRUST reimbursed $14,255,340 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS MONEY TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; (vi) and other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $14,255,340. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS TAX-FREE TRUST reimbursed $2,159,334 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS TAX-FREE TRUST to the distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter

Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $2,159,334. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST reimbursed $639,971 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $639,971. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST reimbursed $896,569 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS GOVERNMENT SECURITIES TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $896,569. No payments under the Plan were made for interest, carrying or other financing charges.


    Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the most recent continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the transfer agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    PricewaterhouseCoopers LLP serves as the independent accountants of each Fund. The independent accountants are responsible for auditing the annual financial statements of each Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

    During the fiscal years ended June 30, 1997, 1998 and 1999, the Funds paid no such brokerage commissions or concessions.

B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. Each Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended June 30, 1997, 1998 and 1999, the Funds did not effect any principal transactions with Dean Witter Reynolds.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended June 30, 1997, 1998 and 1999, the Funds paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Funds and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended June 30, 1999, the Funds did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended June 30, 1999, the Funds did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with each Fund in the largest dollar amounts during the year. At June 30, 1999, the Funds did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

    All of the Trustees have been elected by the shareholders of each Fund, most recently at a special meeting of each Fund's shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of

Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------

    ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will generally pay ordinary dividends. ACTIVE ASSETS TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund also makes distributions of any short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of a Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. Each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


    Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained ordinary income or capital gains.


    Gains or losses on sales of securities by a Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    All or a portion of any of a Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Tax-Free Trust and the California Tax-Free Trust could be affected. In that event, the Funds would re-evaluate their investment objective and policies.


    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.


    ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to invest a portion of their assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares. Since each Fund's income is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Fund of any taxable interest income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

    PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES. Any dividend or capital gains distribution received by a shareholder from a Fund will have the effect of reducing the net asset value of the shareholder's beneficial interest in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing a Fund's shares immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    If a shareholder realizes a loss on the redemption of a Fund's shares and reinvests in that Fund's shares within 30 days before or after the redemption, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined generally by Income Tax Regulation 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

CALIFORNIA STATE TAX

    To the extent that dividends paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

    For California personal income tax purposes, the shareholders of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not be subject to tax, or receive a credit for taxes paid by the Fund, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the PROSPECTUS. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the particular Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


    ACTIVE ASSETS MONEY TRUST'S current yield for the seven days ending June 30, 1999 was 4.49%. The effective annual yield on June 30, 1999 was 4.60%, assuming daily compounding.



    ACTIVE ASSETS TAX-FREE TRUST'S current yield for the seven days ending June 30, 1999 was 2.99%. The effective annual yield on June 30, 1999 was 3.04%, assuming daily compounding. Based upon a Federal personal income tax bracket of 39.6%, ACTIVE ASSETS TAX-FREE TRUST'S tax-equivalent yield for the seven days ending June 30, 1999 was 4.95%.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S current yield for the seven days ending June 30, 1999 was 2.71%. The effective annual yield on June 30, 1999 was 2.74%, assuming daily compounding. Based upon a combined Federal and California personal income tax bracket of 45.22%, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S tax-equivalent yield for the seven days ended June 30, 1999 was 4.95%.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST'S current yield for the seven days ending June 30, 1999 was 4.30%. The effective annual yield on June 30, 1999 was 4.39%, assuming daily compounding.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of each Fund for its fiscal year ended June 30, 1999 included in the PROSPECTUS and incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Funds have filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

                            ACTIVE ASSETS MONEY TRUST

                            PART C OTHER INFORMATION

ITEM 23.        EXHIBITS

1(a). Declaration of Trust of the Registrant, dated March 27, 1981, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

1(b). Amendment dated May 21, 1984 to the Declaration of Trust is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

1(c). Amendment dated December 17, 1984 to the Declaration of Trust is incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on June 16, 1999.

3.              Not Applicable.

4. Amended and Restated Investment Management Agreement dated May 1, 1999 is incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on June 16, 1999.

5(a). Amended and Restated Distribution Agreement dated May 31, 1997 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

5(b). Selected Dealer Agreement, dated January 4, 1993, between the Registrant and Dean Witter Distributors Inc. is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on August 20, 1993 and to Exhibit 5(b) of Post-Effective Amendment No. 22 to the registration Statement on Form N-1A, filed on June 16, 1999.

6. Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

7(a). Custody Agreement, dated September 20, 1991, between The Bank of New York and the Registrant is incorporated by reference to
                Exhibit 8 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, Filed on August 29, 1995.

7(b). Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on August 22, 1996.

8(a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998.

8(b). Amended and Restated Services Agreement, dated June 22, 1998, between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., filed herein.

9. Opinion of Dennis H. Greenwald, Esq. dated June 2, 1981 is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 21 to the Registration Statement on form N-1A, filed on June 16, 1999.

10.             Consent of Independent Accountants, filed herein.

11.             Not Applicable.

12.             Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, Filed on August 22, 1994 and of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

                None

Item 25. INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES

(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities
(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)     Morgan Stanley Dean Witter Insured Municipal Securities
(12)     Morgan Stanley Dean Witter Insured Municipal Trust
(13)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust II

(15)     Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)     Morgan Stanley Dean Witter Municipal Income Trust
(17)     Morgan Stanley Dean Witter Municipal Income Trust II
(18)     Morgan Stanley Dean Witter Municipal Income Trust III
(19)     Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)     Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)     Morgan Stanley Dean Witter Prime Income Trust
(22)     Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)     Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)     Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Money Trust
(4)      Active Assets Tax-Free Trust
(5)      Morgan Stanley Dean Witter Aggressive Equity Fund
(6)      Morgan Stanley Dean Witter American Opportunities Fund
(7)      Morgan Stanley Dean Witter Balanced Growth Fund
(8)      Morgan Stanley Dean Witter Balanced Income Fund
(9)      Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)     Morgan Stanley Dean Witter Capital Growth Securities
(12)     Morgan Stanley Dean Witter Competitive Edge Fund,"BEST IDEAS PORTFOLIO"
(13)     Morgan Stanley Dean Witter Convertible Securities Trust
(14)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)     Morgan Stanley Dean Witter Diversified Income Trust
(16)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)     Morgan Stanley Dean Witter Equity Fund
(18)     Morgan Stanley Dean Witter European Growth Fund Inc.
(19)     Morgan Stanley Dean Witter Federal Securities Trust
(20)     Morgan Stanley Dean Witter Financial Services Trust
(21)     Morgan Stanley Dean Witter Fund of Funds
(22)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)     Morgan Stanley Dean Witter Global Utilities Fund
(24)     Morgan Stanley Dean Witter Growth Fund
(25)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)     Morgan Stanley Dean Witter Health Sciences Trust
(27)     Morgan Stanley Dean Witter High Yield Securities Inc.
(28)     Morgan Stanley Dean Witter Income Builder Fund
(29)     Morgan Stanley Dean Witter Information Fund
(30)     Morgan Stanley Dean Witter Intermediate Income Securities
(31)     Morgan Stanley Dean Witter International Fund
(32)     Morgan Stanley Dean Witter International SmallCap Fund
(33)     Morgan Stanley Dean Witter Japan Fund
(34)     Morgan Stanley Dean Witter Latin American Growth Fund
(35)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)     Morgan Stanley Dean Witter Market Leader Trust
(38)     Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.

(42)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)     Morgan Stanley Dean Witter North American Government Income Trust
(45)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)     Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)     Morgan Stanley Dean Witter Real Estate Fund
(48)     Morgan Stanley Dean Witter S&P 500 Index Fund
(49)     Morgan Stanley Dean Witter S&P 500 Select Fund
(50)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(51)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(52)     Morgan Stanley Dean Witter Short-Term Bond Fund
(53)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54)     Morgan Stanley Dean Witter Small Cap Growth Fund
(55)     Morgan Stanley Dean Witter Special Value Fund
(56)     Morgan Stanley Dean Witter Strategist Fund
(57)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(58)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59)     Morgan Stanley Dean Witter Total Market Index Fund
(60)     Morgan Stanley Dean Witter Total Return Trust
(61)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(62)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(63)     Morgan Stanley Dean Witter Utilities Fund
(64)     Morgan Stanley Dean Witter Value-Added Market Series
(65)     Morgan Stanley Dean Witter Value Fund
(66)     Morgan Stanley Dean Witter Variable Investment Series
(67)     Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds and Discover Brokerage Index Series;
                                    Executive Vice President and Director of Dean Witter
                                    Reynolds Inc. ("DWR"); Director of various MSDW
                                    subsidiaries.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President            and Discover Brokerage Index Series; Director of MSDW
and Chief Investment                Trust.
Officer

Ronald E. Robison                   President MSDW Trust; Executive Vice President, Chief
Executive Vice President,           Administrative Officer and Director of MSDW Services;
Chief Administrative                Vice President of the Morgan Stanley Dean Witter Funds
Officer and Director                and Discover Brokerage Index Series.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------

Edward C. Oelsner, III
Executive Vice President

Barry Fink                          Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,              Secretary, General Counsel and Director of MSDW
Secretary, General                  Services; Senior Vice President, Assistant Secretary and
Counsel and Director                Assistant General Counsel of MSDW Distributors; Vice
                                    President, Secretary and General Counsel of the Morgan
                                    Stanley Dean Witter Funds and Discover Brokerage Index
                                    Series.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds
                                    and Discover Brokerage Index Series.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer-
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds and Discover Brokerage Index Series.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway
Senior Vice President

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
Frank Bruttomesso                   First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds and
                                    Discover Brokerage Index Series.

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW  Distributors, the Morgan Stanley Dean
                                    Witter Funds and Discover Brokerage Index Series.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary             Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                     Vice President of Morgan Stanley Dean Witter Prime
Vice President                      Income Trust

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                           Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                      Select Fund.

Mark Mitchell
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

Anne Pickrell
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of Morgan Stanley Dean Witter
Vice President                      Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                --------------------------------------------------------------
Kathleen H. Stromberg               Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

     The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Money Trust
(4)      Active Assets Tax-Free Trust
(5)      Morgan Stanley Dean Witter Aggressive Equity Fund
(6)      Morgan Stanley Dean Witter American Opportunities Fund
(7)      Morgan Stanley Dean Witter Balanced Growth Fund
(8)      Morgan Stanley Dean Witter Balanced Income Fund
(9)      Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)     Morgan Stanley Dean Witter Capital Growth Securities
(12)     Morgan Stanley Dean Witter Competitive Edge Fund,"BEST IDEAS PORTFOLIO"
(13)     Morgan Stanley Dean Witter Convertible Securities Trust
(14)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)     Morgan Stanley Dean Witter Diversified Income Trust
(16)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.

(17)     Morgan Stanley Dean Witter Equity Fund
(18)     Morgan Stanley Dean Witter European Growth Fund Inc.
(19)     Morgan Stanley Dean Witter Federal Securities Trust
(20)     Morgan Stanley Dean Witter Financial Services Trust
(21)     Morgan Stanley Dean Witter Fund of Funds
(22)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)     Morgan Stanley Dean Witter Global Utilities Fund
(24)     Morgan Stanley Dean Witter Growth Fund
(25)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)     Morgan Stanley Dean Witter Health Sciences Trust
(27)     Morgan Stanley Dean Witter High Yield Securities Inc.
(28)     Morgan Stanley Dean Witter Income Builder Fund
(29)     Morgan Stanley Dean Witter Information Fund
(30)     Morgan Stanley Dean Witter Intermediate Income Securities
(31)     Morgan Stanley Dean Witter International Fund
(32)     Morgan Stanley Dean Witter International SmallCap Fund
(33)     Morgan Stanley Dean Witter Japan Fund
(34)     Morgan Stanley Dean Witter Latin American Growth Fund
(35)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)     Morgan Stanley Dean Witter Market Leader Trust
(38)     Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)     Morgan Stanley Dean Witter North American Government Income Trust
(45)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)     Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)     Morgan Stanley Dean Witter Prime Income Trust
(48)     Morgan Stanley Dean Witter Real Estate Fund
(49)     Morgan Stanley Dean Witter S&P 500 Index Fund
(50)     Morgan Stanley Dean Witter S&P 500 Select Fund
(51)     Morgan Stanley Dean Witter Short-Term Bond Fund
(52)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53)     Morgan Stanley Dean Witter Small Cap Growth Fund
(54)     Morgan Stanley Dean Witter Special Value Fund
(55)     Morgan Stanley Dean Witter Strategist Fund
(56)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(57)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(58)     Morgan Stanley Dean Witter Total Market Index Fund
(59)     Morgan Stanley Dean Witter Total Return Trust
(60)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(61)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(62)     Morgan Stanley Dean Witter Utilities Fund
(63)     Morgan Stanley Dean Witter Value-Added Market Series
(64)     Morgan Stanley Dean Witter Value Fund
(65)     Morgan Stanley Dean Witter Variable Investment Series
(66)     Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade

Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                       POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS

Michael T. Gregg           Vice President and Assistant Secretary.

James F. Higgins           Director

Fredrick K. Kubler         Senior Vice President, Assistant Secretary and Chief
                           Compliance Officer.

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30. UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of August, 1999.

                                      ACTIVE ASSETS MONEY TRUST

                                      By: /s/Barry Fink
                                         -----------------------
                                             Barry Fink
                                             Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                  Title                                Date
         ----------                  -----                                ----

(1) Principal Executive Officer      Chairman, Chief Executive Officer
                                     and Trustee

By: /s/ Charles A. Fiumefreddo                                          08/23/99
   -----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer      Treasurer and Principal
                                     Accounting Officer

By: /s/ Thomas F. Caloia                                                08/23/99
   -----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By: /s/ Barry Fink                                                      08/23/99
   -----------------------------
        Barry Fink
        Attorney-in-Fact

  Michael Bozic      Manuel H. Johnson
  Edwin J. Garn      Michael E. Nugent
  Wayne E. Hedien    John L. Schroeder

By: /s/ David M. Butowsky                                               08/23/99
   -----------------------------
        David M. Butowsky
        Attorney-in-Fact

                            ACTIVE ASSETS MONEY TRUST

                                  EXHIBIT INDEX

8(b).    Amended and Restated Services Agreement.

10.      Consent of Independent Accountants.